Document And Entity Information (USD $)	12 Months Ended
	Jan. 31, 2012	Mar. 22, 2012	Jul. 29, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jan 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	WAL MART STORES INC
Entity Central Index Key	0000104169
Current Fiscal Year End Date	--01-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		3,404,538,468
Entity Current Reporting Status	Yes
Entity Public Float			$ 91,704,538,525
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes

Consolidated Statements Of Income (Audited) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010
Revenues:
Net sales	$ 443,854		$ 418,952		$ 405,132
Membership and other income	3,096		2,897		2,953
Total revenues	446,950		421,849		408,085
Costs and expenses:
Cost of sales	335,127		314,946		304,106
Operating, selling, general and administrative expenses	85,265		81,361		79,977
Operating income	26,558		25,542		24,002
Interest:
Debt	2,034		1,928		1,787
Capital leases	288		277		278
Interest income	(162)		(201)		(181)
Interest, net	2,160		2,004		1,884
Income from continuing operations before income taxes	24,398		23,538		22,118
Provision for income taxes:
Current	6,742		6,703		7,643
Deferred	1,202		876		(487)
Provision for income taxes, total	7,944		7,579		7,156
Income from continuing operations	16,454		15,959		14,962
Income (loss) from discontinued operations, net of tax	(67)		1,034		(79)
Consolidated net income	16,387	[1]	16,993	[1]	14,883	[1]
Less consolidated net income attributable to noncontrolling interest	(688)	[1]	(604)	[1]	(513)	[1]
Consolidated net income attributable to Walmart	$ 15,699		$ 16,389		$ 14,370
Basic net income per common share:
Basic income per common share from continuing operations attributable to Walmart	$ 4.56		$ 4.2		$ 3.74
Basic income (loss) per common share from discontinued operations attributable to Walmart	$ (0.02)		$ 0.28		$ (0.02)
Basic net income per common share attributable to Walmart	$ 4.54		$ 4.48		$ 3.72
Diluted net income per common share:
Diluted income per common share from continuing operations attributable to Walmart	$ 4.54		$ 4.18		$ 3.73
Diluted income (loss) per common share from discontinued operations attributable to Walmart	$ (0.02)		$ 0.29		$ (0.02)
Diluted net income per common share attributable to Walmart	$ 4.52		$ 4.47		$ 3.71
Weighted-average common shares outstanding:
Basic	3,460		3,656		3,866
Diluted	3,474		3,670		3,877
Dividends declared per common share	$ 1.46		$ 1.21		$ 1.09

[1]	Includes $61 million, $20 million and $14 million in fiscal 2012, 2011 and 2010, respectively, related to the redeemable noncontrolling interest.

Consolidated Balance Sheets (Audited) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Current assets:
Cash and cash equivalents	$ 6,550	$ 7,395
Receivables, net	5,937	5,089
Inventories	40,714	36,437
Prepaid expenses and other	1,685	2,960
Current assets of discontinued operations	89	131
Total current assets	54,975	52,012
Property and equipment:
Property and equipment	155,002	148,584
Less accumulated depreciation	(45,399)	(43,486)
Property and equipment, net	109,603	105,098
Property under capital lease:
Property under capital lease	5,936	5,905
Less accumulated amortization	(3,215)	(3,125)
Property under capital lease, net	2,721	2,780
Goodwill	20,651	16,763
Other assets and deferred charges	5,456	4,129
Total assets	193,406	180,782
Current liabilities:
Short-term borrowings	4,047	1,031
Accounts payable	36,608	33,676
Accrued liabilities	18,154	18,701
Accrued income taxes	1,164	157
Long-term debt due within one year	1,975	4,655
Obligations under capital leases due within one year	326	336
Current liabilities of discontinued operations	26	47
Total current liabilities	62,300	58,603
Long-term debt	44,070	40,692
Long-term obligations under capital leases	3,009	3,150
Deferred income taxes and other	7,862	6,682
Redeemable noncontrolling interest	404	408
Commitments and contingencies
Equity:
Preferred stock ($0.10 par value; 100 shares authorized, none issued)
Common stock ($0.10 par value; 11,000 shares authorized, 3,418 and 3,516 issued and outstanding at January 31, 2012 and 2011, respectively)	342	352
Capital in excess of par value	3,692	3,577
Retained earnings	68,691	63,967
Accumulated other comprehensive income (loss)	(1,410)	646
Total Walmart shareholders' equity	71,315	68,542
Noncontrolling interest	4,446	2,705
Total equity	75,761	71,247
Total liabilities and equity	$ 193,406	$ 180,782

Consolidated Balance Sheets (Audited) (Parenthetical) (USD $)	Jan. 31, 2012	Jan. 31, 2011
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.1	$ 0.1
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.1	$ 0.1
Common stock, shares authorized	11,000,000,000	11,000,000,000
Common stock, shares issued	3,418,000,000	3,516,000,000
Common stock, shares outstanding	3,418,000,000	3,516,000,000

Consolidated Statements Of Shareholders' Equity (Audited) (USD $) In Millions	Common Stock [Member]	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Walmart Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Total
Balances at Jan. 31, 2009	$ 393	$ 3,920	$ 63,344	$ (2,688)	$ 64,969	$ 1,794	$ 66,763
Balances, in shares at Jan. 31, 2009	3,925
Consolidated net income (excludes redeemable noncontrolling interest)			14,370		14,370	499	14,869
Other comprehensive income				2,618	2,618	64	2,682
Cash dividends, price per share			(4,217)		(4,217)		(4,217)
Purchase of Company stock (in shares)	(145)
Purchase of Company stock (in dollars)	(15)	(246)	(7,136)		(7,397)		(7,397)
Purchase of redeemable noncontrolling interest		(288)			(288)		(288)
Other (in shares)	6
Other (in dollars)		417	(4)		413	(177)	236
Balances at Jan. 31, 2010	378	3,803	66,357	(70)	70,468	2,180	72,648
Balances, in shares at Jan. 31, 2010	3,786
Consolidated net income (excludes redeemable noncontrolling interest)			16,389		16,389	584	16,973
Other comprehensive income				716	716	162	878
Cash dividends, price per share			(4,437)		(4,437)		(4,437)
Purchase of Company stock (in shares)	(280)
Purchase of Company stock (in dollars)	(28)	(487)	(14,319)		(14,834)		(14,834)
Other (in shares)	10
Other (in dollars)	2	261	(23)		240	(221)	19
Balances at Jan. 31, 2011	352	3,577	63,967	646	68,542	2,705	71,247
Balances, in shares at Jan. 31, 2011	3,516
Consolidated net income (excludes redeemable noncontrolling interest)			15,699		15,699	627	16,326
Other comprehensive income				(2,056)	(2,056)	(660)	(2,716)
Cash dividends, price per share			(5,048)		(5,048)		(5,048)
Purchase of Company stock (in shares)	(113)
Purchase of Company stock (in dollars)	(11)	(229)	(5,930)		(6,170)		(6,170)
Purchase of redeemable noncontrolling interest						1,988	1,988
Other (in shares)	15
Other (in dollars)	1	344	3		348	(214)	134
Balances at Jan. 31, 2012	$ 342	$ 3,692	$ 68,691	$ (1,410)	$ 71,315	$ 4,446	$ 75,761
Balances, in shares at Jan. 31, 2012	3,418

Consolidated Statements Of Shareholders' Equity (Audited) (Parenthetical) (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Consolidated Statements Of Shareholders' Equity [Abstract]
Cash dividends declared, per share	$ 1.46	$ 1.21	$ 1.09

Consolidated Statements Of Comprehensive Income (Audited) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Consolidated net income	$ 16,387	[1]	$ 16,993	[1]	$ 14,883	[1]
Other comprehensive income:
Currency translation	(2,758)	[2]	1,137	[2]	2,854	[2]
Net change in fair values of derivatives	(67)		(17)		94
Change in minimum pension liability	43		(145)		(220)
Total comprehensive income	13,605		17,968		17,611
Less amounts attributable to the noncontrolling interest:
Consolidated net income	(688)	[1]	(604)	[1]	(513)	[1]
Currency translation	726	[2]	(259)	[2]	(110)	[2]
Amounts attributable to the noncontrolling interest	38		(863)		(623)
Comprehensive income attributable to Walmart	$ 13,643		$ 17,105		$ 16,988

[1]	Includes $61 million, $20 million and $14 million in fiscal 2012, 2011 and 2010, respectively, related to the redeemable noncontrolling interest.
[2]	Includes $(66) million, $97 million and $46 million in fiscal 2012, 2011 and 2010, respectively, related to the redeemable noncontrolling interest.

Consolidated Statements Of Comprehensive Income (Audited) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Consolidated net income, redeemable noncontrolling interest	$ 61	$ 20	$ 14
Foreign currency translation, redeemable noncontrolling interest	$ (66)	$ 97	$ 46

Consolidated Statements Of Cash Flows (Audited) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010
Cash flows from operating activities:
Consolidated net income	$ 16,387	[1]	$ 16,993	[1]	$ 14,883	[1]
Loss (income) from discontinued operations, net of tax	67		(1,034)		79
Income from continuing operations	16,454		15,959		14,962
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	8,130		7,641		7,157
Deferred income taxes	1,050		651		(504)
Other operating activities	398		1,087		318
Changes in certain assets and liabilities, net of effects of acquisitions:
Accounts receivable	(796)		(733)		(297)
Inventories	(3,727)		(3,205)		2,213
Accounts payable	2,687		2,676		1,052
Accrued liabilities	59		(433)		1,348
Net cash provided by operating activities	24,255		23,643		26,249
Cash flows from investing activities:
Payments for property and equipment	(13,510)		(12,699)		(12,184)
Proceeds from disposal of property and equipment	580		489		1,002
Investments and business acquisitions, net of cash acquired	(3,548)		(202)
Other investing activities	(131)		219		(438)
Net cash used in investing activities	(16,609)		(12,193)		(11,620)
Cash flows from financing activities:
Net change in short-term borrowings	3,019		503		(1,033)
Proceeds from issuance of long-term debt	5,050		11,396		5,546
Payments of long-term debt	(4,584)		(4,080)		(6,033)
Dividends paid	(5,048)		(4,437)		(4,217)
Purchase of Company stock	(6,298)		(14,776)		(7,276)
Purchase of redeemable noncontrolling interest					(436)
Payment of capital lease obligations	(355)		(363)		(346)
Other financing activities	(242)		(271)		(396)
Net cash used in financing activities	(8,458)		(12,028)		(14,191)
Effect of exchange rates on cash and cash equivalents	(33)		66		194
Net increase (decrease) in cash and cash equivalents	(845)		(512)		632
Cash and cash equivalents at beginning of year	7,395		7,907		7,275
Cash and cash equivalents at end of year	6,550		7,395		7,907
Supplemental disclosure of cash flow information:
Income tax paid	5,899		6,984		7,389
Interest paid	$ 2,346		$ 2,163		$ 2,141

[1]	Includes $61 million, $20 million and $14 million in fiscal 2012, 2011 and 2010, respectively, related to the redeemable noncontrolling interest.

Summary Of Significant Accounting Policies	12 Months Ended
Jan. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 1. Summary of Significant Accounting Policies

General

Wal-Mart Stores, Inc. ("Walmart" or the "Company") operates retail stores in various formats around the world, aggregated into three reportable segments: the Walmart U.S. segment; the Walmart International segment; and the Sam's Club segment. Walmart is committed to saving people money so they can live better. Walmart earns the trust of its customers everyday by providing a broad assortment of quality merchandise and services at everyday low prices ("EDLP") while fostering a culture that rewards and embraces mutual respect, integrity and diversity. EDLP is the Company's pricing philosophy under which it prices items at a low price every day so its customers trust that its prices will not change under frequent promotional activity.

Principles of Consolidation

The Consolidated Financial Statements include the accounts of Walmart and its subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation. Investments in unconsolidated affiliates, which are 50% or less owned and do not meet the consolidation criteria of Topic 810 of the Financial Accounting Standards Codification ("ASC"), are accounted for using the equity method. These investments are immaterial to the Company's Consolidated Financial Statements.

The Company's operations in the United States ("U.S.") and Canada are consolidated using a January 31 fiscal year-end. The Company's operations in 12 countries in Africa, Argentina, Brazil, 5 countries in Central America, Chile, China, India, Japan, Mexico and the United Kingdom are consolidated using a December 31 fiscal year-end, generally due to statutory reporting requirements. There were no significant intervening events during January 2012 which materially affected the Consolidated Financial Statements.

 Use of Estimates

The Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States. Those principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Management's estimates and assumptions also affect the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Cash and Cash Equivalents

The Company considers investments with a maturity when purchased of three months or less to be cash equivalents. All credit card, debit card and electronic benefits transfer transactions that process in less than seven days are classified as cash and cash equivalents. The amounts due from banks for these transactions classified as cash totaled $1.2 billion at January 31, 2012 and 2011. In addition, cash and cash equivalents includes restricted cash primarily related to cash collateral holdings from various counterparties, as required by certain derivative and trust agreements, of $547 million and $504 million at January 31, 2012 and 2011, respectively.

The Company's cash balances are held in various locations around the world. Of the Company's $6.6 billion and $7.4 billion of cash and cash equivalents at January 31, 2012 and 2011, respectively, $5.6 billion and $7.1 billion, respectively, were held outside of the U.S. and are generally utilized to support liquidity needs in the Company's foreign operations.

The Company employs financing strategies in an effort to ensure that cash can be made available in the country in which it is needed with the minimum cost possible. The Company does not believe it will be necessary to repatriate cash and cash equivalents held outside of the U.S. and anticipates its domestic liquidity needs will be met through other funding sources (ongoing cash flows generated from operations, external borrowings, or both). Accordingly, the Company intends, with only certain limited exceptions, to continue to permanently reinvest the cash in its foreign operations. Were the Company's intention to change, most of the amounts held within the Company's foreign operations could be repatriated to the U.S., although any repatriations under current U.S. tax laws would be subject to U.S. federal income taxes, less applicable foreign tax credits. As of January 31, 2012 and 2011, approximately $768 million and $691 million, respectively, may not be freely transferable to the U.S. due to local laws or other restrictions. The Company does not expect local laws, other limitations or potential taxes on anticipated future repatriations of amounts held outside of the United States to have a material effect on its overall liquidity, financial condition or results of operations.

Receivables

Receivables are stated at their carrying values, net of a reserve for doubtful accounts. Receivables consist primarily of amounts due from:

•	insurance companies resulting from pharmacy sales;
•	banks for customer credit card, debit card and electronic bank transfers that take in excess of seven days to process;
•	suppliers for marketing or incentive programs;
•	consumer financing programs in certain international subsidiaries; and
•	real estate transactions.

The Company establishes a reserve for doubtful accounts based on historical trends in collection of past due amounts and write-off history. The total reserve for doubtful accounts was $323 million and $252 million at January 31, 2012 and 2011, respectively.

Walmart International offers a limited amount of consumer credit products, primarily through its financial institution operations in Chile, Canada and Mexico. The balance of these receivables was $1,049 million, net of a reserve for doubtful accounts of $63 million at January 31, 2012, compared to a receivable balance of $673 million, net of a reserve for doubtful accounts of $83 million at January 31, 2011. These balances are included in receivables, net in the Company's Consolidated Balance Sheets.

 Inventories

The Company values inventories at the lower of cost or market as determined primarily by the retail method of accounting, using the last-in, first-out ("LIFO") method for substantially all of the Walmart U.S. segment's merchandise inventories. The retail method of accounting results in inventory being valued at the lower of cost or market since permanent markdowns are currently taken as a reduction of the retail value of inventory. The Sam's Club segment's merchandise is valued based on the weighted-average cost using the LIFO method. Inventories for the Walmart International operations are primarily valued by the retail method of accounting and are stated using the first-in, first-out ("FIFO") method. At January 31, 2012 and 2011, the Company's inventories valued at LIFO approximate those inventories as if they were valued at FIFO.

Property and Equipment

Property and equipment are stated at cost. Gains or losses on disposition are recognized as earned or incurred. Costs of major improvements are capitalized, while costs of normal repairs and maintenance are charged to expense as incurred. The following detail of property and equipment includes estimated useful lives which are generally used to depreciate the assets on a straight-line basis:

		As of January 31,
(Amounts in millions)	Estimated Useful Lives	2012	2011
Land	N/A	$23,499	$24,386
Buildings and improvements	3–40 years	84,275	79,051
Fixtures and equipment	3–25 years	39,234	38,290
Transportation equipment	3–15 years	2,682	2,595
Construction in progress	N/A	5,312	4,262

Property and equipment		$155,002	$148,584
Accumulated depreciation		(45,399)	(43,486)

Property and equipment, net		$109,603	$105,098

Leasehold improvements are depreciated over the shorter of the estimated useful life of the asset or the remaining expected lease term. Depreciation expense, including amortization of property under capital leases, for fiscal 2012, 2011 and 2010 was $8.1 billion, $7.6 billion and $7.2 billion, respectively. Interest costs capitalized on construction projects were $60 million, $63 million and $85 million in fiscal 2012, 2011 and 2010, respectively.

Long-Lived Assets

Long-lived assets are stated at cost. Management reviews long-lived assets for indicators of impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The evaluation is performed at the lowest level of identifiable cash flows, which is at the individual store or club level or, in certain circumstances, a market group of stores. Undiscounted cash flows expected to be generated by the related assets are estimated over the assets' useful lives based on updated projections. If the evaluation indicates that the carrying amount of the assets may not be recoverable, any potential impairment is measured based upon the fair value of the related asset or asset group as determined by an appropriate market appraisal or other valuation technique.

Goodwill and Other Acquired Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations and is allocated to the appropriate reporting unit when acquired. Other acquired intangible assets are stated at the fair value acquired as determined by a valuation technique commensurate with the intended use of the related asset. Goodwill and indefinite-lived intangible assets are not amortized; rather, they are evaluated for impairment annually during the Company's fourth fiscal quarter or whenever events or changes in circumstances indicate that the value of the asset may be impaired. Definite-lived intangible assets are considered long-lived assets and are amortized on a straight-line basis over the periods that expected economic benefits will be provided.

Goodwill is evaluated for impairment by first performing a qualitative assessment to determine whether a quantitative goodwill impairment test is necessary. If the Company determines, based on the qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the quantitative goodwill impairment test would be required. This quantitative test for goodwill impairment is performed by determining the fair value of the related reporting units. Fair value is measured based on the discounted cash flow method and relative market-based approaches. Based on the results of the qualitative assessments performed, the Company determined that the fair value of each reporting unit is more likely than not greater than the carrying amount and, as a result, quantitative analyses were not required. The Company has not recorded any impairment charges related to goodwill.

The following table reflects goodwill activity, by reportable segment, for fiscal 2012 and 2011:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Total
February 1, 2010	$207	$15,606	$313	$16,126
Currency translation and other	—	605	—	605
Acquisitions	32	—	—	32

January 31, 2011	239	16,211	313	16,763
Currency translation and other	—	(535)	—	(535)
Acquisitions	200	4,223	—	4,423

January 31, 2012	$439	$19,899	$313	$20,651

In April 2011 and June 2011, the Company completed acquisitions of 147 Netto stores from Dansk Supermarked in the United Kingdom and a 51% ownership in Massmart, a South African retailer, respectively. In these transactions, the Company acquired approximately $748 million and $3.5 billion in goodwill, respectively. Refer to Note 14 for more information on the Company's acquisitions.

Indefinite-lived intangible assets are included in other assets and deferred charges in the Company's Consolidated Balance Sheets. These assets are evaluated for impairment based on their fair values using valuation techniques which are updated annually based on the most recent variables and assumptions. There were no impairment charges related to indefinite-lived intangible assets recorded during fiscal 2012, 2011 and 2010.

Self-Insurance Reserves

The Company uses a combination of insurance, self-insured retention and self-insurance for a number of risks, including, but not limited to, workers' compensation, general liability, vehicle liability, property and the Company's obligation for employee-related health care benefits. Liabilities relating to these claims associated with these risks are estimated by considering historical claims experience, including frequency, severity, demographic factors, and other actuarial assumptions, including incurred but not reported claims. In estimating its liability for such claims, the Company periodically analyzes its historical trends, including loss development, and applies appropriate loss development factors to the incurred costs associated with the claims. The Company also maintains stop-loss insurance coverage for workers' compensation and general liability of $5 million and $15 million, respectively, per occurrence to limit exposure to certain risks. See Note 6 for more information.

Income Taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized.

The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company records interest and penalties related to unrecognized tax benefits in interest expense and operating, selling, general and administrative expenses, respectively, in the Company's Consolidated Statements of Income.

Revenue Recognition

Sales

The Company recognizes sales revenue net of sales taxes and estimated sales returns at the time it sells merchandise to the customer.

Shopping Cards

Customer purchases of shopping cards are not recognized as revenue until the card is redeemed and the customer purchases merchandise using the shopping card. Shopping cards in the U.S. do not carry an expiration date and, therefore, customers and members can redeem their shopping cards for merchandise indefinitely. Shopping cards in certain foreign countries where the Company does business may have expiration dates. A certain amount of shopping cards, both with and without expiration dates, will not be redeemed. The Company estimates unredeemed shopping cards and recognizes revenue for these amounts over shopping card historical usage periods based on historical redemption rates. The Company periodically reviews and updates its estimates of usage periods and redemption rates.

Financial and Other Services

The Company recognizes revenue from financial and other service transactions at the time the service is performed. Generally, revenue from services is classified as a component of net sales in the Company's Consolidated Statements of Income.

Membership Fee

The Company recognizes membership fee revenue both in the United States and internationally over the term of the membership, which is 12 months. The following table summarizes membership fee activity for fiscal 2012, 2011 and 2010.

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Deferred membership fee revenue, beginning of year	$542	$532	$541
Cash received from members	1,111	1,074	1,048
Membership fee revenue recognized	(1,094)	(1,064)	(1,057)

Deferred membership fee revenue, end of year	$559	$542	$532

Membership fee revenue is included in membership and other income in the Company's Consolidated Statements of Income. The deferred membership fee is included in accrued liabilities in the Company's Consolidated Balance Sheets.

Cost of Sales

Cost of sales includes actual product cost, the cost of transportation to the Company's warehouses, stores and clubs from suppliers, the cost of transportation from the Company's warehouses to the stores, clubs and customers and the cost of warehousing for its Sam's Club segment and import distribution centers.

Payments from Suppliers

Walmart receives consideration from suppliers for various programs, primarily volume incentives, warehouse allowances and reimbursements for specific programs such as markdowns, margin protection, advertising and supplier-specific fixtures. Substantially all payments from suppliers are accounted for as a reduction of cost of sales and are recognized in the Company's Consolidated Statements of Income when the related inventory is sold.

Operating, Selling, General and Administrative Expenses

Operating, selling, general and administrative expenses include all operating costs of the Company, except cost of sales, as described above. As a result, the majority of the cost of warehousing and occupancy for the Walmart U.S. and Walmart International segments' distribution facilities is included in operating, selling, general and administrative expenses. Because the Company does not include most of the cost of its Walmart U.S. and Walmart International segments' distribution facilities in cost of sales, its gross profit and gross profit as a percentage of net sales ("gross profit margin") may not be comparable to those of other retailers that may include all costs related to their distribution facilities in cost of sales and in the calculation of gross profit.

Advertising Costs

Advertising costs are expensed as incurred and were $2.3 billion, $2.5 billion and $2.4 billion in fiscal 2012, 2011 and 2010, respectively. Advertising costs consist primarily of print, television and digital advertisements and are recorded in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income. Advertising reimbursements received from suppliers are generally accounted for as a reduction of cost of sales and recognized in the Company's Consolidated Statements of Income when the related inventory is sold. When advertising reimbursements are directly related to specific advertising activities and meet the criteria in ASC Topic 605, they are recognized as a reduction of advertising expenses in operating, selling, general and administrative expenses.

Leases

The Company estimates the expected term of a lease by assuming the exercise of renewal options where an economic penalty exists that would preclude the abandonment of the lease at the end of the initial non-cancelable term and the exercise of such renewal is at the sole discretion of the Company. The expected term is used in the determination of whether a store or club lease is a capital or operating lease and in the calculation of straight-line rent expense. Additionally, the useful life of leasehold improvements is limited by the expected lease term or the economic life of the asset, whichever is shorter. If significant expenditures are made for leasehold improvements late in the expected term of a lease and renewal is reasonably assured, the useful life of the leasehold improvement is limited to the end of the renewal period or economic life of the asset, whichever is shorter.

Rent abatements and escalations are considered in the calculation of minimum lease payments in the Company's capital lease tests and in determining straight-line rent expense for operating leases.

Pre-Opening Costs

The costs of start-up activities, including organization costs, related to new store openings, store remodels, expansions and relocations are expensed as incurred and included in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income. Pre-opening costs totaled $308 million, $320 million and $227 million for the fiscal years ended January 31, 2012, 2011 and 2010, respectively.

Currency Translation

The assets and liabilities of all international subsidiaries are translated from the respective local currency to the U.S. dollar using exchange rates at the balance sheet date. Related translation adjustments are recorded as a component of accumulated other comprehensive income (loss). The income statements of international subsidiaries are translated from the respective local currencies to the U.S. dollar using average exchange rates for the period covered by the income statements.

Reclassifications

Certain reclassifications have been made to prior fiscal year amounts or balances to conform to the presentation in the current fiscal year. These reclassifications did not impact consolidated operating income or net income. Additionally, certain segment asset and expense allocations have been reclassified among segments in the current period. See Note 15 for further detail.

Recent Accounting Pronouncements

In 2011, the Financial Accounting Standards Board ("FASB") issued two Accounting Standards Updates ("ASU") which amend guidance for the presentation of comprehensive income. The amended guidance requires an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The current option to report other comprehensive income and its components in the statement of shareholders' equity will be eliminated. Although the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under existing guidance. These ASUs are effective for the Company in the first quarter of fiscal 2013 and retrospective application will be required. These ASUs will change the Company's financial statement presentation of comprehensive income but will not impact the Company's net income, financial position or cash flows.

In 2011, the FASB issued an ASU, which is intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. The ASU also expands upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The ASU is effective for the Company in the first quarter of fiscal 2013, with early adoption permitted. The Company early adopted the provisions of the ASU in fiscal 2012 for its fiscal 2012 goodwill impairment test.

Net Income Per Common Share	12 Months Ended
Jan. 31, 2012
Net Income Per Common Share [Abstract]
Net Income Per Common Share

Note 2. Net Income Per Common Share

Basic income per common share from continuing operations attributable to Walmart is based on the weighted-average common shares outstanding. Diluted income per common share from continuing operations attributable to Walmart is based on the weighted-average number of outstanding common shares adjusted for the dilutive effect of stock options and other share-based awards. The Company had approximately 1 million, 4 million and 5 million stock options outstanding at January 31, 2012, 2011 and 2010, respectively, which were not included in the diluted income per common share from continuing operations attributable to Walmart calculation because their effect would be antidilutive.

The following table provides a reconciliation of the numerators and denominators used to determine basic and diluted income per common share from continuing operations attributable to Walmart:

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2012	2011	2010
Numerator
Income from continuing operations	$16,454	$15,959	$14,962
Less consolidated net income attributable to noncontrolling interest	(688)	(604)	(513)

Income from continuing operations attributable to Walmart	$15,766	$15,355	$14,449

Denominator
Weighted-average common shares outstanding, basic	3,460	3,656	3,866
Dilutive impact of stock options and other share-based awards	14	14	11

Weighted-average common shares outstanding, diluted	3,474	3,670	3,877

Net income per common share from continuing operations attributable to Walmart
Basic	$4.56	$4.20	$3.74
Diluted	$4.54	$4.18	$3.73

Shareholder's Equity	12 Months Ended
Jan. 31, 2012
Shareholder's Equity [Abstract]
Shareholder's Equity

Note 3. Shareholders' Equity

Share-Based Compensation

The Company has awarded share-based compensation to associates and nonemployee directors of the Company. The compensation expense recognized for all plans was $355 million, $371 million and $335 million for fiscal 2012, 2011 and 2010, respectively. Share-based compensation expense is included in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income. The total income tax benefit recognized for share-based compensation was $134 million, $141 million and $126 million for fiscal 2012, 2011 and 2010, respectively. The following table summarizes the Company's share-based compensation expense by award type:

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Restricted stock and performance share awards	$142	$162	$140
Restricted stock rights	184	157	111
Stock options	29	52	84

Share-based compensation expense	$355	$371	$335

The Company's shareholder-approved Stock Incentive Plan of 2010 (the "Plan") became effective June 4, 2010 and amended and restated the Company's Stock Incentive Plan of 2005. The Plan was established to grant stock options, restricted (non-vested) stock, performance shares and other equity compensation awards for which 210 million shares of common stock issued or to be issued under the Plan have been registered under the Securities Act of 1933, as amended. The Company believes that such awards serve to align the interests of its associates with those of its shareholders.

The Plan's award types are summarized as follows:

•

Restricted stock grants are awards for shares that vest based on the passage of time, achievement of performance criteria, or both. Performance share awards vest based on the passage of time and achievement of performance criteria and may range from 0% to 150% of the original award amount. Vesting periods for both awards are generally between three and five years. Awards granted before January 1, 2008 may be settled in stock or deferred as stock or cash, based upon the recipient's election. Consequently, these awards are included in accrued liabilities and deferred income taxes and other in the Company's Consolidated Balance Sheets, unless the recipient elected for the award to be settled or deferred in stock. The fair value of the restricted stock and performance share liabilities is remeasured each reporting period and the total liability for these awards at January 31, 2012 and 2011 was $16 million and $12 million, respectively. Restricted stock awards and performance share awards issued in fiscal 2009 and thereafter, may be settled or deferred in stock and are accounted for as equity in the Company's Consolidated Balance Sheets. The fair value of these awards is determined on the date of grant using the Company's stock price discounted for the expected dividend yield through the vesting period and is recognized ratably over the vesting period.

•

Restricted stock rights provide rights to Company stock after a specified service period. For restricted stock rights issued in fiscal 2009 and thereafter, 50% vest three years from the grant date and the remaining 50% vesting five years from the grant date. The fair value of each restricted stock right is determined on the date of grant using the stock price discounted for the expected dividend yield through the vesting period and is recognized ratably over the vesting period. The expected dividend yield is based on the anticipated dividends over the vesting period. The weighted-average discount for the dividend yield used to determine the fair value of restricted stock rights granted in fiscal 2012, 2011 and 2010 was 11.7%, 9.1% and 8.5%, respectively.

•

Stock options allow the associate to buy a specified number of shares at a set price. Options granted generally vest over five years and have a contractual term of ten years. Options may include restrictions related to employment, satisfaction of performance conditions or other conditions. Under the Plan and prior plans, substantially all stock options have been granted with an exercise price equal to the market price of the Company's stock at the date of grant.

In addition to the Plan, the Company's subsidiary in the United Kingdom, ASDA, has two other stock option plans for certain ASDA colleagues. A combined 49 million shares of the Company's common stock were registered under the Securities Act of 1933, as amended, for issuance upon the exercise of stock options granted under the Colleague Share Ownership Plan 1999 (the "CSOP") and the ASDA Sharesave Plan 2000 ("Sharesave Plan").

•	The CSOP grants have either a three- or six-year vesting period. The CSOP options may be exercised during the two months immediately following the vesting date.

•

The Sharesave Plan grants options at 80% of the Company's average stock price for the three days preceding the grant date. The Sharesave Plan options vest after three years and may generally be exercised up to six months after the vesting date.

The following table shows the activity for each award type during fiscal 2012:

	Restricted Stock and Performance Share Awards		Restricted Stock Rights		Stock Options (1)
(Shares in thousands)	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Exercise Price Per Share
Outstanding at February 1, 2011	13,617	$52.33	16,838	$47.71	33,386	$49.35
Granted	5,022	55.03	5,826	47.13	2,042	42.90
Vested/exercised	(3,177)	51.26	(3,733)	47.26	(13,793)	50.22
Forfeited or expired	(2,142)	52.55	(1,310)	47.92	(1,483)	48.01

Outstanding at January 31, 2012	13,320	$53.56	17,621	$47.76	20,152	$48.21

Exercisable at January 31, 2012					13,596	$50.49

(1)	Includes stock option awards granted under the Stock Incentive Plan of 2010, the Colleague Share Ownership Plan 1999 and the ASDA Sharesave Plan 2000.

As of January 31, 2012, the unrecognized compensation cost for restricted stock and performance share awards, restricted stock rights and stock option awards was $356 million, $427 million, and $23 million, respectively, and is expected to be recognized over a weighted-average period of 2.3 years, 2.0 years and 1.0 years, respectively. Additionally, as of January 31, 2012, the weighted-average remaining life for stock options outstanding and stock options exercisable was 4.3 years and 2.9 years, respectively, and the stock options had an aggregate intrinsic value of $265 million and $148 million, respectively.

The following table includes additional information related to the restricted stock and performance share awards and the restricted stock rights:

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Fair value of restricted stock and performance share awards vested	$134	$142	$110
Fair value of restricted stock rights vested	178	50	49

The following table includes additional information related to stock option awards:

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Fair value of stock options vested	$50	$54	$79
Proceeds from stock options exercised	420	205	111
Intrinsic value of stock options exercised	91	51	39

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes-Merton option valuation model that uses various assumptions for inputs. The Company uses expected volatilities and risk-free interest rates that correlate with the expected term of the option when estimating an option's fair value. The following table provides the weighted-average assumptions used to estimate the fair values of the Company's stock options granted in fiscal 2012, 2011 and 2010:

	Fiscal Years Ended January 31,
	2012	2011	2010
Dividend yield (1)	2.9%	2.3%	2.1%
Volatility (2)	17.6%	17.1%	18.7%
Risk-free interest rate (3)	1.3%	1.8%	1.4%
Expected life in years (4)	3.0	3.1	3.1
Weighted-average fair value of options granted	$9.61	$12.53	$10.41

(1)	Expected dividend yield is based on the anticipated dividends over the vesting period.
(2)	Expected volatility is based on historical volatility of the Company's stock.
(3)	Risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant.
(4)	Expected life in years is based on historical exercise and expiration activity of grants with similar vesting periods.

Share Repurchase Program

From time to time, the Company has repurchased shares of its common stock under share repurchase programs authorized by the Board of Directors. The current share repurchase program has no expiration date or other restriction limiting the period over which the Company can make share repurchases. At January 31, 2012, authorization for $11.3 billion of additional share repurchases remained under the current share repurchase program. Any repurchased shares are constructively retired and returned to an unissued status.

The Company considers several factors in determining when to execute share repurchases, including, among other things, current cash needs, capacity for leverage, cost of borrowings and the market price of its common stock. Cash paid for share repurchases during fiscal 2012, 2011 and 2010 was as follows:

Share Repurchases	Total Number of Shares Repurchased (in millions)	Average Price Paid per Share		Total Investment (in billions)
Fiscal year ended January 31, 2012	115.3	$	54.64	$6.3
Fiscal year ended January 31, 2011	279.1		53.03	14.8
Fiscal year ended January 31, 2010	145.5		50.17	7.3

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Jan. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)

Note 4. Accumulated Other Comprehensive Income (Loss)

The following table provides the changes in the composition of accumulated other comprehensive income (loss) for fiscal 2012, 2011 and 2010:

(Amounts in millions)	Currency Translation and Other	Derivative Instruments	Minimum Pension Liability	Total
Balances at February 1, 2009	$(2,396)	$(17)	$(275)	$(2,688)
Currency translation	2,744	—	—	2,744
Net change in fair value of derivatives	—	94	—	94
Minimum pension liability	—	—	(220)	(220)

Balances at January 31, 2010	348	77	(495)	(70)
Currency translation	878	—	—	878
Net change in fair value of derivatives	—	(17)	—	(17)
Minimum pension liability	—	—	(145)	(145)

Balances at January 31, 2011	1,226	60	$(640)	646
Currency translation	(2,032)	—	—	(2,032)
Net change in fair value of derivatives	—	(67)	—	(67)
Minimum pension liability	—	—	43	43

Balances at January 31, 2012	$(806)	$(7)	$(597)	$(1,410)

Amounts included in accumulated other comprehensive income (loss) are recorded net of their related income tax effects. The Company's unrealized net gains and losses on net investment hedges, included in the currency translation and other account of accumulated other comprehensive income (loss), were not significant as of January 31, 2012 and 2011. The Company reclassified $(86) million and $(14) million, respectively, in fiscal 2012 and 2011 from accumulated other comprehensive income (loss) to earnings to offset the impact of currency translation on the re-measurement of non-U.S. denominated debt.

Restructuring Charges	12 Months Ended
Jan. 31, 2012
Restructuring Charges [Abstract]
Restructuring Charges

Note 5. Restructuring Charges

In fiscal 2010, the Company announced several organizational changes, including the closure of 10 Sam's Clubs, designed to strengthen and streamline its operations. As a result, the Company recorded $260 million in pre-tax restructuring charges in fiscal 2010 as follows:

	Fiscal Year Ended January 31, 2010
(Amounts in millions)	Asset Impairment	Severance Costs	Total
Walmart U.S.	$—	$73	$73
Sam's Club	133	41	174
Other	—	13	13

Total	$133	$127	$260

The asset impairment charges generally relate to the real estate of the Sam's Club closures, which was written down to their estimated fair value of $46 million. The fair value was determined based on comparable market values of similar properties or on a rental income approach, using Level 2 inputs of the three-tier fair value hierarchy discussed in Note 8.

The pre-tax restructuring charges of $260 million are classified in operating, selling, general and administrative expenses in the Company's Consolidated Statement of Income for fiscal 2010. At January 31, 2010, the Company had $127 million of severance costs included in accrued liabilities in the Company's Consolidated Balance Sheet. These severance costs were paid during fiscal 2011.

Accrued Liabilities	12 Months Ended
Jan. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities

Note 6. Accrued Liabilities

The Company's accrued liabilities consist of the following:

	As of January 31,
(Amounts in millions)	2012	2011
Accrued wages and benefits(1)	$5,089	$5,895
Self-insurance(2)	3,638	3,447
Other(3)	9,427	9,359

Total accrued liabilities	$18,154	$18,701

(1)	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.
(2)	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property and employee-related health care benefits.
(3)	Other accrued liabilities consist of various items such as accrued taxes, maintenance, utilities, advertising and interest.

Short-Term Borrowings And Long-Term Debt	12 Months Ended
Jan. 31, 2012
Short-Term Borrowings And Long-Term Debt [Abstract]
Short-Term Borrowings And Long-Term Debt

Note 7. Short-term Borrowings and Long-term Debt

Information on the Company's short-term borrowings and interest rates is as follows:

	Fiscal Years Ended January 31,
(Dollar amounts in millions)	2012	2011	2010
Maximum amount outstanding at any month-end	$9,594	$9,282	$4,536
Average daily short-term borrowings	6,040	4,020	1,596
Weighted-average interest rate	0.1%	0.2%	0.5%

Short-term borrowings consist of commercial paper and lines of credit. Short-term borrowings outstanding at January 31, 2012 and 2011 were $4.0 billion and $1.0 billion, respectively.

The Company has certain lines of credit totaling $18.5 billion, most of which were undrawn, as of January 31, 2012 and is committed with 26 financial institutions. In conjunction with these lines of credit, the Company has agreed to observe certain covenants, the most restrictive of which relates to maximum amounts of secured debt and long-term leases. Committed lines of credit are primarily used to support commercial paper and remained undrawn as of January 31, 2012. The committed lines of credit mature at various times between June 2012 and June 2016, carry interest rates generally ranging between LIBOR plus 10 basis points and LIBOR plus 75 basis points, and incur commitment fees ranging between 1.5 and 10.0 basis points.

In June 2011, the Company renewed and extended its existing 364-day revolving credit facility (the "364-day Facility") and its five-year credit facility (the "5-year Facility"), both of which are used to support its commercial paper program. The size of the 364-day Facility was increased from $9.0 billion to $10.0 billion, while the 5-year Facility was increased from $4.3 billion to $6.3 billion. Fiscal 2012 undrawn and drawn fees remained relatively flat from fiscal 2011. The 364-day Facility and the 5-year Facility remained undrawn as of January 31, 2012.

The Company had trade letters of credit outstanding totaling $2.9 billion and $2.6 billion at January 31, 2012 and 2011, respectively. At January 31, 2012 and 2011, the Company had stand-by letters of credit outstanding totaling $2.2 billion and $2.0 billion, respectively. The Company renewed the stand-by letter of credit facilities in June 2011, which is used to support various potential and actual obligations.

The Company's long-term debt consists of the following:

		January 31, 2012		January 31, 2011
(In millions of U.S. dollars)	Maturity Dates By Fiscal Year	Amount	Average Rate (1)	Amount	Average Rate (1)
Unsecured Debt
Fixed	2013-2042	$32,945	4.6%	$29,945	4.7%
Variable	2013	500	5.2%	500	5.0%

Total Denominated U.S. Dollar		33,445		30,445
Fixed	2030	1,308	4.9%	1,369	4.9%
Variable		—	—	—	—

Total Denominated Euro		1,308		1,369
Fixed	2013-2039	6,301	5.3%	6,402	5.2%
Variable		—	—	—	—

Total Denominated Sterling		6,301		6,402
Fixed	2014-2021	2,335	1.4%	3,085	1.5%
Variable	2014-2016	1,271	0.8%	2,242	1.1%

Total Denominated Yen		3,606		5,327
Total Unsecured Debt		44,660		43,543
Total Other Debt (in USD)(2)	2013-2030	1,202		1,537

Total Debt		45,862		45,080
Less amounts due within one year		(1,975)		(4,655)
Derivative fair value adjustments		183		267

Long-term Debt		$44,070		$40,692

(1)

The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end local currency interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 9.

(2)	A portion of other debt includes secured debt in the amount of $319 million, which is collateralized by property with an aggregate carrying amount of approximately $866 million.

The Company has $500 million in debt with embedded put options. The issuance of money market puttable reset securities in the amount of $500 million is structured to be remarketed in connection with the annual reset of the interest rate. If, for any reason, the remarketing of the notes does not occur at the time of any interest rate reset, the holders of the notes must sell, and the Company must repurchase, the notes at par. This issuance has been classified as long-term debt due within one year in the Company's Consolidated Balance Sheets. Annual maturities of long-term debt during the next five years and thereafter are as follows:

(Amounts in millions)	Annual
Fiscal Year	Maturity
2013	$1,975
2014	5,168
2015	3,927
2016	4,750
2017	1,130
Thereafter	28,912

Total	$45,862

Debt Issuances

Information on significant long-term debt issued during fiscal 2012 is as follows (amounts in millions):

Issue Date	Maturity Date	Interest Rate	Principal Amount
April 18, 2011	April 15, 2014	1.625%	$1,000
April 18, 2011	April 15, 2016	2.800%	1,000
April 18, 2011	April 15, 2021	4.250%	1,000
April 18, 2011	April 15, 2041	5.625%	2,000

Total			$5,000

The aggregate net proceeds from these note issuances were approximately $4.9 billion. The notes of each series require semi-annual interest payments on April 15 and October 15 of each year, with the first interest payment having commenced on October 15, 2011. Unless previously purchased and canceled, the Company will repay the notes of each series at 100% of the principal amount, together with accrued and unpaid interest thereon, at maturity. The notes of each series are senior, unsecured obligations of the Company.

Fair Value Measurements	12 Months Ended
Jan. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 8. Fair Value Measurements

The Company records and discloses certain financial and non-financial assets and liabilities at their fair value. The fair value of an asset is the price at which the asset could be sold in an orderly transaction between unrelated, knowledgeable and willing parties able to engage in the transaction. A liability's fair value is defined as the amount that would be paid to transfer the liability to a new obligor in a transaction between such parties, not the amount that would be paid to settle the liability with the creditor.

Assets and liabilities recorded at fair value are measured using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

•	Level 1 – observable inputs such as quoted prices in active markets;
•	Level 2 – inputs other than quoted prices in active markets that are either directly or indirectly observable; and
•	Level 3 – unobservable inputs in which little or no market data exists, therefore requiring the Company to develop its own assumptions.

The disclosure of fair value of certain financial assets and liabilities recorded at cost is as follows:

Cash and cash equivalents: The carrying value approximates fair value due to the short maturity of these instruments.

Short-term debt: The carrying value approximates fair value due to the short maturity of these instruments.

Long-term debt: The fair value is based on the Company's current incremental borrowing rate for similar types of borrowing arrangements or, where applicable, quoted market prices. The carrying value and fair value of the Company's debt as of January 31, 2012 and 2011 is as follows:

	January 31, 2012		January 31, 2011
(Amounts in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including amounts due within one year	$46,045	$53,043	$45,347	$47,012

Additionally, as of January 31, 2012 and 2011, the Company held certain derivative asset and liability positions that are required to be measured at fair value on a recurring basis. The majority of the Company's derivative instruments relate to interest rate swaps. The fair values of these interest rate swaps have been measured in accordance with Level 2 inputs of the fair value hierarchy, using the income approach. These inputs include the relevant interest rate and foreign currency forward curves. As of January 31, 2012 and 2011, the notional amounts and fair values of these interest rate swaps are as follows (asset/(liability)):

	January 31, 2012		January 31, 2011
(Amounts in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value
Receive fixed-rate, pay floating-rate interest rate swaps designated as fair value hedges	$3,945	$183	$4,445	$267
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as net investment hedges	1,250	316	1,250	233
Receive floating-rate, pay fixed-rate interest rate swaps designated as cash flow hedges	1,270	(16)	1,182	(18)
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as cash flow hedges	2,884	(3)	2,902	238

Total	$9,349	$480	$9,779	$720

The fair values above are the estimated amounts the Company would receive or pay upon a termination of the agreements relating to such instruments as of the reporting dates.

Derivative Financial Instruments	12 Months Ended
Jan. 31, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 9. Derivative Financial Instruments

The Company uses derivative financial instruments for hedging and non-trading purposes to manage its exposure to changes in interest and currency exchange rates, as well as to maintain an appropriate mix of fixed- and floating-rate debt. Use of derivative financial instruments in hedging programs subjects the Company to certain risks, such as market and credit risks. Market risk represents the possibility that the value of the derivative instrument will change. In a hedging relationship, the change in the value of the derivative is offset to a great extent by the change in the value of the underlying hedged item. Credit risk related to derivatives represents the possibility that the counterparty will not fulfill the terms of the contract. The notional, or contractual amount of the Company's derivative financial instruments, is used to measure interest to be paid or received and does not represent the Company's exposure due to credit risk. Credit risk is monitored through established approval procedures, including setting concentration limits by counterparty, reviewing credit ratings and requiring collateral (generally cash) from the counterparty when appropriate. The Company's transactions are with counterparties rated "A-" or better by nationally recognized credit rating agencies. In connection with various derivative agreements with counterparties, the Company held cash collateral from these counterparties of $387 million and $344 million at January 31, 2012 and 2011, respectively. The Company's policy is to record cash collateral exclusive of any derivative asset, and any collateral holdings are reflected in the Company's accrued liabilities as amounts due to the counterparties. Furthermore, as part of the master netting arrangements with these counterparties, the Company is also required to post collateral if the derivative liability position exceeds $150 million. The Company has no outstanding collateral postings; and in the event of providing cash collateral, the Company would record the posting as a receivable exclusive of any derivative liability.

When the Company uses derivative financial instruments for the purpose of hedging its exposure to interest and currency exchange rates, the contract terms of a hedged instrument closely mirror those of the hedged item, providing a high degree of risk reduction and correlation. Contracts that are effective at meeting the risk reduction and correlation criteria are recorded using hedge accounting. If a derivative instrument is a hedge, depending on the nature of the hedge, changes in the fair value of the instrument are either offset against the change in fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in accumulated other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of an instrument's change in fair value is immediately recognized in earnings during the period. Instruments that do not meet the criteria for hedge accounting, or contracts for which the Company has not elected hedge accounting, are valued at fair value with unrealized gains or losses reported in earnings during the period of change.

Fair Value Instruments

The Company is party to receive fixed-rate, pay floating-rate interest rate swaps to hedge the fair value of fixed-rate debt. The notional amounts are used to measure interest to be paid or received and do not represent the exposure due to credit loss. The Company's interest rate swaps that receive fixed-interest rate payments and pay floating-interest rate payments are designated as fair value hedges. As the specific terms and notional amounts of the derivative instruments match those of the instruments being hedged, the derivative instruments were assumed to be perfectly effective hedges and all changes in fair value of the hedges were recorded in long-term debt and accumulated other comprehensive income (loss) in the Company's Consolidated Balance Sheets with no net impact in the Company's Consolidated Statements of Income. These fair value instruments will mature on various dates ranging from April 2012 to May 2014.

Net Investment Instruments

The Company is party to cross-currency interest rate swaps that hedge its net investments, as well as its currency exchange rate fluctuation exposure associated with the forecasted payments of principal and interest of non-U.S. denominated debt. The agreements are contracts to exchange fixed-rate payments in one currency for fixed-rate payments in another currency. All changes in the fair value of these instruments are recorded in accumulated other comprehensive income (loss), offsetting the currency translation adjustment that is also recorded in accumulated other comprehensive income (loss). These instruments will mature on dates ranging from October 2023 to February 2030.

The Company has outstanding debt of approximately £3.0 billion as of January 31, 2012 and 2011 that is designated as a hedge of the Company's net investment in the United Kingdom. The Company also has outstanding debt of approximately ¥275.0 billion and ¥437.0 billion as of January 31, 2012 and 2011, respectively, that is designated as a hedge of the Company's net investment in Japan. Any translation of non-U.S.-denominated debt is recorded in accumulated other comprehensive income (loss), offsetting the currency translation adjustment that is also recorded in accumulated other comprehensive income (loss). These instruments will mature on dates ranging from January 2013 to January 2039.

Cash Flow Instruments

The Company is party to receive floating-rate, pay fixed-rate interest rate swaps to hedge the interest rate risk of certain non-U.S.-denominated debt. The swaps are designated as cash flow hedges of interest rate risk. Amounts reported in accumulated other comprehensive income (loss)related to derivatives are reclassified from accumulated other comprehensive income (loss) to earnings as interest payments are made on the Company's variable-rate debt, converting the floating-rate interest expense into fixed-rate interest expense. These cash flow instruments will mature on dates ranging from August 2013 to July 2015.

The Company is also party to receive fixed-rate, pay fixed-rate cross-currency interest rate swaps to hedge the currency exposure associated with the forecasted payments of principal and interest of non-U.S.-denominated debt. The swaps are designated as cash flow hedges of the currency risk related to payments on the non-U.S.-denominated debt. The effective portion of changes in the fair value of derivatives designated as cash flow hedges of foreign exchange risk is recorded in other comprehensive income (loss) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The hedged items are recognized foreign-currency denominated liabilities that are remeasured at spot exchange rates each period, and the assessment of effectiveness (and measurement of any ineffectiveness) is based on total changes in the derivative's cash flows. As a result, the amount reclassified into earnings each period includes an amount that offsets the related transaction gain or loss arising from that remeasurement and the adjustment to earnings for the period's allocable portion of the initial spot-forward difference associated with the hedging instrument. These cash flow instruments will mature on dates ranging from September 2029 to March 2034. Any ineffectiveness with these instruments has been and is expected to be immaterial.

Financial Statement Presentation

Hedging instruments with an unrealized gain are recorded in the Company's Consolidated Balance Sheets as either a current or a non-current asset, based on maturity date, and those hedging instruments with an unrealized loss are recorded as either a current or a non-current liability, based on maturity date.

As of January 31, 2012 and 2011, the Company's financial instruments were classified as follows in its Consolidated Balance Sheets:

	January 31, 2012			January 31, 2011
(Amounts in millions)	Fair Value Instruments	Net Investment Hedge	Cash Flow Instruments	Fair Value Instruments	Net Investment Hedge	Cash Flow Instruments
Balance Sheet Classification:
Prepaid expenses and other	$2	$—	$—	$—	$—	$—
Other assets and deferred charges	181	316	91	267	233	238

Assets subtotals	$183	$316	$91	$267	$233	$238

Long-term debt due within one year	$2	$—	$—	$—	$—	$—
Long-term debt	181	—	—	267	—	—
Deferred income taxes and other	—	—	110	—	—	18

Liability subtotals	$183	$—	$110	$267	$—	$18

Taxes	12 Months Ended
Jan. 31, 2012
Taxes [Abstract]
Taxes

Note 10. Taxes

Income from Continuing Operations

The components of income from continuing operations before income taxes are as follows:

	$00,000	$00,000	$00,000
(Amounts in millions)	Fiscal Years Ended January 31,
	2012	2011	2010
U.S.	$18,685	$18,398	$17,705
Non-U.S.	5,713	5,140	4,413

Total income from continuing operations before income taxes	$24,398	$23,538	$22,118

A summary of the provision for income taxes is as follows:

	$00,000	$00,000	$00,000
(Amounts in millions)	Fiscal Years Ended January 31,
	2012	2011	2010
Current:
U.S. federal	$4,596	$4,600	$5,798
U.S. state and local	743	637	599
International	1,403	1,466	1,246

Total current tax provision	6,742	6,703	7,643

Deferred:
U.S. federal	1,444	818	(432)
U.S. state and local	57	39	78
International	(299)	19	(133)

Total deferred tax provision	1,202	876	(487)

Total provision for income taxes	$7,944	$7,579	$7,156

Effective Tax Rate Reconciliation

The Company's effective income tax rate is typically lower than the U.S. statutory rate primarily because of benefits from lower-taxed global operations, including the use of global funding structures and certain U.S. tax credits. The Company's non-U.S. income is subject to local country tax rates that are below the 35% U.S. statutory rate. Certain non-U.S. earnings have been indefinitely reinvested outside the U.S. and are not subject to current U.S. income tax. A reconciliation of the significant differences between the U.S. statutory tax rate and the effective income tax rate on pretax income from continuing operations is as follows:

	$00,000	$00,000	$00,000
	Fiscal Years Ended January 31,
	2012	2011	2010
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	2.0%	1.9%	2.0%
Income taxed outside the U.S.	-2.8%	-2.2%	-1.6%
Net impact of repatriated international earnings	-0.3%	-1.5%	-3.4%
Other, net	-1.3%	-1.0%	0.4%

Effective income tax rate	32.6%	32.2%	32.4%

Deferred Taxes

The significant components of the Company's deferred tax account balances are as follows:

	$00,000	$00,000
(Amounts in millions)	January 31,
	2012	2011
Deferred tax assets:
Loss and tax credit carryforwards	$2,996	$2,968
Accrued liabilities	2,949	3,532
Share-based compensation	376	332
Other	1,029	708

Total deferred tax assets	7,350	7,540
Valuation allowance	(2,528)	(2,899)

Deferred tax assets, net of valuation allowance	$4,822	$4,641

Deferred tax liabilities:
Property and equipment	$5,891	$4,848
Inventories	1,627	1,014
Other	409	474

Total deferred tax liabilities	7,927	6,336

Net deferred tax liabilities	$3,105	$1,695

The deferred taxes noted above are classified as follows in the Company's Consolidated Balance Sheets:

	$00,000	$00,000
(Amounts in millions)	January 31,
	2012	2011
Balance Sheet Classification:
Assets:
Prepaid expenses and other	$815	$1,636
Other assets and deferred charges	738	327

Asset subtotals	1,553	1,963

Liabilities:
Accrued liabilities	41	17
Deferred income taxes and other	4,617	3,641

Liability subtotals	4,658	3,658

Net deferred tax liabilities	$3,105	$1,695

Unremitted Earnings

United States income taxes have not been provided on accumulated but undistributed earnings of the Company's international subsidiaries of approximately $19.7 billion and $17.0 billion as of January 31, 2012 and 2011, respectively, as the Company intends to permanently reinvest these amounts outside of the United States. However, if any portion were to be distributed, the related U.S. tax liability may be reduced by foreign income taxes paid on those earnings. Determination of the unrecognized deferred tax liability related to these undistributed earnings is not practicable because of the complexities with its hypothetical calculation. Deferred or current taxes are and have been provided for earnings of international subsidiaries and associated companies when the Company plans to remit those earnings.

Net Operating Losses, Tax Credit Carryforwards and Valuation Allowances

At January 31, 2012, the Company had net operating loss and capital loss carryforwards totaling approximately $5.3 billion. Of these carryforwards, approximately $3.4 billion will expire, if not utilized, in various years through 2022. The remaining carryforwards have no expiration. At January 31, 2012, the Company had foreign tax credit carryforwards of $1.2 billion, which will expire in various years through 2022, if not utilized.

As of January 31, 2012, the Company has provided a valuation allowance of approximately $2.5 billion on deferred tax assets associated primarily with net operating loss carryforwards for which management has determined it is more likely than not that the deferred tax asset will not be realized. The $371 million net change in the valuation allowance during fiscal 2012 related to releases arising from the use of net operating and capital loss carryforwards, releases due to changes in judgment regarding the future ability to use net operating and capital loss carryforwards, increases from certain net operating losses arising in fiscal 2012, decreases due to operating and capital loss expirations and fluctuations in currency exchange rates. Management believes that it is more likely than not that the remaining net deferred tax assets will be fully realized.

Uncertain Tax Positions

The benefits of uncertain tax positions are recorded in the Company's Consolidated Financial Statements only after determining a more-likely-than-not probability that the uncertain tax positions will withstand challenge, if any, from taxing authorities.

As of January 31, 2012 and 2011, the amount of unrecognized tax benefits related to continuing operations was $611 million and $795 million, respectively, of which, the amount of unrecognized tax benefits that would affect the Company's effective tax rate is $520 million and $687 million for January 31, 2012 and 2011, respectively.

A reconciliation of unrecognized tax benefits from continuing operations is as follows:

(Amounts in millions)	Fiscal Years Ended January 31,
	2012	2011	2010
Unrecognized tax benefit, beginning of year	$795	$1,019	$1,017
Increases related to prior year tax positions	87	101	129
Decreases related to prior year tax positions	(162)	(61)	(33)
Increases related to current year tax positions	56	199	246
Settlements during the period	(161)	(453)	(340)
Lapse in statutes of limitations	(4)	(10)	—

Unrecognized tax benefit, end of year	$611	$795	$1,019

The Company classifies interest and penalties related to uncertain tax benefits as interest expense and as operating, selling, general and administrative expenses, respectively. During fiscal 2012, 2011 and 2010, the Company recognized interest and penalty (benefit) expense related to uncertain tax positions of $(19) million, $45 million and $88 million, respectively. At January 31, 2012 and 2011, the Company had accrued interest related to uncertain tax positions of $166 million and $205 million, respectively, and $0 million and $2 million of accrued penalties, respectively.

During the next twelve months, it is reasonably possible that tax audit resolutions could reduce unrecognized tax benefits by between $15 million and $43 million, either because the tax positions are sustained on audit or because the Company agrees to their disallowance. The Company does not expect any change to have a significant impact in its Consolidated Financial Statements.

The Company remains subject to income tax examinations for its U.S. federal income taxes generally for fiscal 2009 through 2012. The Company also remains subject to income tax examinations for international income taxes for fiscal 2003 through 2012, and for U.S. state and local income taxes generally for fiscal 2006 through 2012.

Discontinued Operations

At January 31, 2010, the Company had an unrecognized tax benefit of $1.7 billion related to an ordinary worthless stock deduction from the fiscal 2007 disposition of its German operations. During the fourth quarter of fiscal 2011, this matter was effectively settled with the Internal Revenue Service, which resulted in the reclassification of the deduction as an ordinary loss, a capital loss that the Company has fully offset with a valuation allowance, and a reduction in the accumulated but undistributed earnings of an international subsidiary. In connection with this settlement, the Company recorded a $1.0 billion tax benefit in discontinued operations in the Company's Consolidated Statements of Income (see Note 14) and a reduction of its accrued income tax liability in the Company's Consolidated Balance Sheet at January 31, 2011. In addition, during fiscal 2012, tax and related interest expense of $67 million was recorded to discontinued operations related to audit adjustments and amended returns from this settlement for U.S. federal and state income tax purposes.

Other Taxes

Additionally, the Company is subject to tax examinations for payroll, value added, sales-based and other non-income taxes. A number of these examinations are ongoing and, in certain cases, have resulted in assessments from the taxing authorities. Where appropriate, the Company has made accruals for these matters, which are reflected in the Company's Consolidated Financial Statements. While these matters are individually immaterial, a group of related matters, if decided adversely to the Company, may result in a liability material to the Company's Consolidated Financial Statements.

Legal Proceedings	12 Months Ended
Jan. 31, 2012
Legal Proceedings [Abstract]
Legal Proceedings

Note 11. Legal Proceedings

The Company is involved in a number of legal proceedings. The Company has made accruals with respect to these matters, where appropriate, which are reflected in the Company's Consolidated Financial Statements. For some matters, the amount of liability is not probable or the amount cannot be reasonably estimated and therefore accruals have not been made. However, where a liability is reasonably possible and material, such matters have been disclosed. The Company may enter into discussions regarding settlement of these matters, and may enter into settlement agreements, if it believes settlement is in the best interest of the Company's shareholders. The matters, or groups of related matters, discussed below, if decided adversely to or settled by the Company, individually or in the aggregate, may result in a liability material to the Company's financial condition or results of operations.

Wage-and-Hour Class Action: The Company is a defendant in Braun/Hummel v. Wal-Mart Stores, Inc., a class action lawsuit commenced in March 2002 in the Court of Common Pleas in Philadelphia, Pennsylvania. The plaintiffs allege that the Company failed to pay class members for all hours worked and prevented class members from taking their full meal and rest breaks. On October 13, 2006, a jury awarded back-pay damages to the plaintiffs of approximately $78 million on their claims for off-the-clock work and missed rest breaks. The jury found in favor of the Company on the plaintiffs' meal-period claims. On November 14, 2007, the trial judge entered a final judgment in the approximate amount of $188 million, which included the jury's back-pay award plus statutory penalties, prejudgment interest and attorneys' fees. By operation of law, post-judgment interest accrues on the judgment amount at the rate of six percent per annum from the date of entry of the judgment, which was November 14, 2007, until the judgment is paid, unless the judgment is set aside on appeal. On December 7, 2007, the Company filed its Notice of Appeal. The Company filed its opening appellate brief on February 17, 2009, plaintiffs filed their response brief on April 20, 2009, and the Company filed its reply brief on June 5, 2009. Oral argument was held before the Superior Court of Appeals on August 19, 2009. On June 10, 2011, the Superior Court of Appeals issued an opinion upholding the trial court's certification of the class, the jury's back pay award, and the awards of statutory penalties and prejudgment interest, but reversing the award of attorneys' fees and remanding it back to the trial court for a downward adjustment. On July 10, 2011, the Company filed an Application for Rehearing En Banc with regard to the portions of the opinion that held in favor of the plaintiffs, which was denied on August 11, 2011. On September 9, 2011, the Company filed a Petition for Allowance of Appeal with the Pennsylvania Supreme Court. The plaintiffs filed a response on September 23, 2011, and the Company filed a reply brief on September 30, 2011. The Company believes it has substantial factual and legal defenses to the claims at issue, and plans to continue pursuing appellate review.

Gender Discrimination Class Actions: The Company is a defendant in Dukes v. Wal-Mart Stores, Inc., which was commenced as a class-action lawsuit in June 2001 in the United States District Court for the Northern District of California, asserting that the Company had engaged in a pattern and practice of discriminating against women in promotions, pay, training, and job assignments, and seeking, among other things, injunctive relief, front pay, back pay, punitive damages, and attorneys' fees. On June 21, 2004, the district court issued an order granting in part and denying in part the plaintiffs' motion for class certification. As defined by the district court, the class included "[a]ll women employed at any Wal-Mart domestic retail store at any time since December 26, 1998, who have been or may be subjected to Wal-Mart's challenged pay and management track promotions policies and practices." The Company appealed the order to the Ninth Circuit Court of Appeals and subsequently to the United States Supreme Court. On June 20, 2011, the Supreme Court issued an opinion decertifying the class and remanding the case to the district court. On October 27, 2011, the plaintiffs' attorneys filed an amended complaint proposing a class of current and former female associates at the Company's California retail facilities, and the Company filed a Motion to Dismiss on January 13, 2012. On October 28, 2011, the plaintiffs' attorneys filed a complaint in the United States District Court for the Northern District of Texas entitled Odle v. Wal-Mart Stores, Inc., proposing a class of current and former female associates at the Company's Texas retail facilities and asserting claims and relief similar to Dukes. The Company filed a Motion to Dismiss on March 5, 2012. While management cannot predict the ultimate outcome of these matters, management does not believe the outcome will have a material effect on the Company's financial condition or results of operations.

Hazardous Materials Investigations: On November 8, 2005, the Company received a grand jury subpoena from the United States Attorney's Office for the Central District of California, seeking documents and information relating to the Company's receipt, transportation, handling, identification, recycling, treatment, storage and disposal of certain merchandise that constitutes hazardous materials or hazardous waste. The Company has been informed by the U.S. Attorney's Office for the Central District of California that it is a target of a criminal investigation into potential violations of the Resource Conservation and Recovery Act ("RCRA"), the Clean Water Act and the Hazardous Materials Transportation Statute. This U.S. Attorney's Office contends, among other things, that the use of Company trucks to transport certain returned merchandise from the Company's stores to its return centers is prohibited by RCRA because those materials may be considered hazardous waste. The government alleges that, to comply with RCRA, the Company must ship from the store certain materials as "hazardous waste" directly to a certified disposal facility using a certified hazardous waste carrier. The U.S. Attorney's Office in the Northern District of California and the U.S. Environmental Protection Agency subsequently joined in this investigation. The Company contends that the practice of transporting returned merchandise to its return centers for subsequent disposition, including disposal by certified facilities, is compliant with applicable laws and regulations. While management cannot predict the ultimate outcome of this matter, management does not believe the outcome will have a material effect on the Company's financial condition or results of operations.

Commitments	12 Months Ended
Jan. 31, 2012
Commitments [Abstract]
Commitments

Note 12. Commitments

The Company and certain of its subsidiaries have long-term leases for stores and equipment. Rentals (including amounts applicable to taxes, insurance, maintenance, other operating expenses and contingent rentals) under operating leases and other short-term rental arrangements were $2.4 billion, $2.0 billion and $1.8 billion in fiscal 2012, 2011 and 2010, respectively.

Aggregate minimum annual rentals at January 31, 2012, under non-cancelable leases are as follows:

(Amounts in millions)
Fiscal Year	Operating Leases	Capital Leases
2013	$1,644	$608
2014	1,590	580
2015	1,525	532
2016	1,428	497
2017	1,312	457
Thereafter	8,916	3,261

Total minimum rentals	$16,415	$5,935

Less estimated executory costs		50

Net minimum lease payments		5,885
Less imputed interest		2,550

Present value of minimum lease payments		$3,335

Certain of the Company's leases provide for the payment of contingent rentals based on a percentage of sales. Such contingent rentals were immaterial for fiscal 2012, 2011 and 2010. Substantially all of the Company's store leases have renewal options, some of which may trigger an escalation in rentals.

The Company has future lease commitments for land and buildings for approximately 425 future locations. These lease commitments have lease terms ranging from 4 to 50 years and provide for certain minimum rentals. If executed, payments under operating leases would increase by $92 million for fiscal 2013, based on current cost estimates.

In connection with certain debt financing, the Company could be liable for early termination payments if certain unlikely events were to occur. At January 31, 2012, the aggregate termination payment would have been $122 million. The arrangements pursuant to which these payments could be made expire in fiscal 2019.

Retirement-Related Benefits	12 Months Ended
Jan. 31, 2012
Retirement-Related Benefits [Abstract]
Retirement-Related Benefits

Note 13. Retirement-Related Benefits

Through fiscal 2011, the Company maintained separate profit sharing and 401(k) plans for associates in the United States and Puerto Rico, under which associates generally became participants following one year of employment. The profit sharing component was entirely funded by the Company, and the Company also made additional contributions to the 401(k) component of the plan. In addition to the Company's contributions, associates could elect to contribute a percentage of their earnings to the 401(k) component of the plan.

Effective February 1, 2011, the Company terminated the previous profit sharing and 401(k) plans and offered new safe harbor 401(k) plans for associates in the United States and Puerto Rico, under which associates generally become participants following one year of employment. Under the safe harbor 401(k) plans, the Company matches 100% of participant contributions up to 6% of annual eligible earnings. The matching contributions immediately vest at 100% for each associate. Participants can contribute up to 50% of their pretax earnings, but not more than the statutory limits. Participants age 50 or older may defer additional earnings in catch-up contributions up to the maximum statutory limits.

Contribution expense associated with these plans was $752 million in fiscal 2012 and $1.1 billion fiscal 2011 and 2010.

Employees in international countries who are not U.S. citizens are covered by various post-employment benefit arrangements. These plans are administered based upon the legislative and tax requirements in the countries in which they are established. Annual contributions to international retirement savings and profit sharing plans are made at the discretion of the Company, and were $284 million, $221 million and $218 million in fiscal 2012, 2011 and 2010, respectively.

The Company's subsidiaries in the United Kingdom and Japan have defined benefit pension plans. The plan in the United Kingdom was underfunded by $339 million and $494 million at January 31, 2012 and 2011, respectively. The plan in Japan was underfunded by $325 million and $309 million at January 31, 2012 and 2011, respectively. These underfunded amounts have been recorded in deferred income taxes and other in the Company's Consolidated Balance Sheets at January 31, 2012 and 2011. Certain other international operations have defined benefit arrangements that are not significant.

In February 2011, ASDA and the trustees of ASDA's defined benefit plan agreed to remove future benefit accruals from the plan and, with the consent of a majority of the plan participants, also removed the link between past accrual and future pay increases. In return, ASDA paid approximately $70 million in fiscal 2012 to the plan participants. The related curtailment gain of approximately $90 million was recorded in fiscal 2012 as a decrease to deferred actuarial losses in other comprehensive income.

Acquisitions, Investments And Disposals	12 Months Ended
Jan. 31, 2012
Acquisitions, Investments And Disposals [Abstract]
Acquisitions, Investments And Disposals

Note 14. Acquisitions, Investments and Disposals

Acquisitions and Investments

Certain acquisitions completed or in process during fiscal 2012 are as follows:

Massmart Holdings Limited ("Massmart"): In June 2011, the Company completed a tender offer for approximately 51% ownership in Massmart, a South African retailer with approximately 290 stores in 13 sub-Saharan African countries. The purchase price for approximately 51% of Massmart was approximately ZAR 16.9 billion ($2.5 billion). The assets acquired were approximately $6.4 billion, including approximately $3.5 billion in goodwill; liabilities assumed were approximately $1.9 billion; and the non-controlling interest was approximately $2.0 billion. As of January 31, 2012, the allocation of the Massmart purchase price to the fair value of the assets acquired and liabilities is provisional. The Company began consolidating Massmart's results in its fiscal 2012 third quarter reporting period.

Netto Food Stores Limited ("Netto"): In April 2011, the Company completed the regulatory approved acquisition of 147 Netto stores from Dansk Supermarked in the United Kingdom. The Company converted the majority of these stores to the ASDA brand during fiscal 2012. The final purchase price for the acquisition was approximately £750 million ($1.2 billion). The assets acquired were approximately $1.3 billion, including approximately $748 million in goodwill, and liabilities assumed were approximately $103 million. As of January 31, 2012, the allocation of the Netto purchase price to the fair value of the assets acquired and liabilities is provisional.

Bounteous Company Limited ("BCL"): In February 2007, the Company purchased an initial 35% interest in BCL, which operates in China under the Trust-Mart banner. The Company paid $264 million for its initial 35% interest and, as additional consideration, paid $376 million to extinguish a third-party loan issued to the selling BCL shareholders that was secured by the pledge of the remaining equity of BCL. Concurrent with its initial investment in BCL, the Company entered into a Shareholders' Agreement, which provides the Company with voting rights associated with a portion of the common stock of BCL securing the loan, amounting to an additional 30% of the aggregate outstanding shares. Pursuant to the Share Purchase Agreement, the Company was committed to purchase the remaining interest in BCL on or before November 26, 2010, subject to certain conditions. The Company and the selling shareholder have mutually agreed to extend the closing, while certain conditions of the contract are being completed. The parties are now in the process of completing the local registrations for the Trustmart stores and expect to complete the sale of the remaining equity interest in Trustmart as soon as practicable following that process.

Disposals

At January 31, 2010, the Company had an unrecognized tax benefit of $1.7 billion related to a worthless stock deduction from the final 2007 disposition of its German operations. This matter was effectively settled with the Internal Revenue Service, during the fourth quarter of fiscal 2011, resulting in a $1.0 billion tax benefit recorded in discontinued operations in the Company's Consolidated Statement of Income. In addition, during fiscal 2012, tax and interest expense of $67 million was recorded to discontinued operations related to this settlement for U.S. federal and state income tax purposes. See Note 10 for additional information.

During fiscal 2009, the Company initiated a restructuring program for its Japanese subsidiary, The Seiyu Ltd., to close approximately 23 stores and dispose of certain excess properties, which was substantially completed in fiscal 2010. This restructuring involved incurring costs associated with lease termination obligations, asset impairment charges and employee separation benefits. The operating results, including the restructuring and impairment charges were approximately $7 million and $79 million, net of tax, for fiscal 2011 and 2010, respectively, and are presented as discontinued operations in the Company's Consolidated Statements of Income.

The assets, liabilities, net sales and cash flows related to the Company's discontinued operations were not significant during fiscal years 2012, 2011 and 2010. The net income or losses related to the Company's discontinued operations, including the gain and (losses) upon disposition, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Germany	$(67)	$1,041	$—
Seiyu	—	(7)	(79)

	$(67)	$1,034	$(79)

Segments	12 Months Ended
Jan. 31, 2012
Segments [Abstract]
Segments

Note 15. Segments

The Company operates retail stores in various formats around the world. The Company's operations are conducted in three reportable segments: the Walmart U.S. segment; the Walmart International segment; and the Sam's Club segment. The Company defines its segments as those business units whose operating results its chief operating decision maker ("CODM") regularly reviews to analyze performance and allocate resources. The Company sells similar individual products and services in each of its segments. It is impractical to segregate and identify revenue and profits for each individual product and service.

The Walmart U.S. segment includes the Company's mass merchant concept in the United States operating under the "Walmart" or "Wal-Mart" brand, as well as walmart.com. The Walmart International segment consists of the Company's operations outside of the United States. The Sam's Club segment includes the warehouse membership clubs in the United States, as well as samsclub.com. The amounts under the caption "Other unallocated" in the table below include corporate overhead and other items not allocated to any of the Company's segments.

The Company measures the results of its segments using, among other measures, each segment's operating income, which includes certain corporate overhead allocations. From time to time, the Company revises the measurement of each segment's operating income, including any corporate overhead allocations, as dictated by the information regularly reviewed by its CODM. When the measurement of the segments change, previous fiscal year amounts and balances are reclassified to be comparable to the current fiscal year presentation. Information for the Company's segments and the reconciliation to consolidated income from continuing operations before income taxes are in the following table:

(Amounts in millions)
Fiscal Year Ended January 31, 2012	Walmart U.S.	Walmart International	Sam's Club	Other unallocated	Consolidated
Net sales	$264,186	$125,873	$53,795	$—	$443,854
Operating income (loss)	20,367	6,214	1,865	(1,888)	26,558
Interest expense, net					(2,160)

Income from continuing operations before income taxes					$24,398

Total assets of continuing operations	$93,050	$81,364	$12,823	$6,080	$193,317
Depreciation and amortization	4,794	2,470	611	255	8,130

Capital expenditures	6,571	5,275	842	822	13,510

Fiscal Year Ended January 31, 2011
Net sales	$260,261	$109,232	$49,459	$—	$418,952
Operating income (loss)	19,919	5,606	1,711	(1,694)	25,542
Interest expense, net					(2,004)

Income from continuing operations before income taxes					$23,538

Total assets of continuing operations	$89,725	$72,021	$12,531	$6,255	$180,532
Depreciation and amortization	4,619	2,184	594	244	7,641

Capital expenditures	7,328	3,994	711	666	12,699

Fiscal Year Ended January 31, 2010
Net sales	$259,919	$97,407	$47,806	$—	$405,132

Operating income (loss)	19,314	4,901	1,515	(1,728)	24,002
Interest expense, net					(1,884)

Income from continuing operations before income taxes					$22,118

Total assets of continuing operations	$84,238	$66,515	$12,050	$7,464	$170,267
Depreciation and amortization	4,352	1,979	558	268	7,157

Capital expenditures	6,618	3,832	793	941	12,184

The net revenues, consisting of net sales and membership and other income, of the Company's United States operations were $320 billion, $312 billion and $310 billion for fiscal 2012, 2011 and 2010, respectively. The long-lived assets, consisting primarily of property and equipment, net, of the Company's United States operations were $75.9 billion, $73.6 billion and $70.7 billion as of January 31, 2012, 2011 and 2010, respectively. No other countries had net revenues or long-lived assets, net, that were material to the consolidated totals. Additionally, the Company did not generate material net revenues from any single customer.

Subsequent Event	12 Months Ended
Jan. 31, 2012
Subsequent Event [Abstract]
Subsequent Event

Note 16. Subsequent Event

On March 1, 2012, the Board of Directors approved an increase in the annual dividend for fiscal 2013 to $1.59 per share, an increase of approximately 9% over the dividends paid in fiscal 2012. Dividends per share were $1.46 and $1.21 in fiscal 2012 and 2011, respectively. For fiscal 2013, the annual dividend will be paid in four quarterly installments of $0.3975 per share, according to the following record and payable dates:

Record Date	Payable Date
March 12, 2012	April 4, 2012
May 11, 2012	June 4, 2012
August 10, 2012	September 4, 2012
December 7, 2012	January 2, 2013

Quarterly Financial Data (Unaudited)	12 Months Ended
Jan. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)

Note 17. Quarterly Financial Data (Unaudited)

(Amounts in millions except per share data)	Fiscal Year Ended January 31, 2012
	Q1	Q2	Q3	Q4	Total
Net sales	$103,415	$108,638	$109,516	$122,285	$443,854
Cost of sales	78,177	81,770	82,591	92,589	335,127
Income from continuing operations	3,578	3,937	3,501	5,438	16,454
Consolidated net income	3,550	3,937	3,493	5,407	16,387
Consolidated net income attributable to Walmart	3,399	3,801	3,336	5,163	15,699
Basic net income per common share attributable to Walmart	$0.97	$1.09	$0.97	$1.51	$4.54
Diluted net income per common share attributable to Walmart	0.97	1.09	0.96	1.50	4.52

	Fiscal Year Ended January 31, 2011
	Q1	Q2	Q3	Q4	Total
Net sales	$99,097	$103,016	$101,239	$115,600	$418,952
Cost of sales	74,618	77,438	75,819	87,071	314,946
Income from continuing operations	3,444	3,747	3,590	5,178	15,959
Consolidated net income	3,444	3,747	3,590	6,212	16,993
Consolidated net income attributable to Walmart	3,301	3,596	3,436	6,056	16,389
Basic net income per common share attributable to Walmart	$0.88	$0.97	$0.95	$1.71	$4.48
Diluted net income per common share attributable to Walmart	0.87	0.97	0.95	1.70	4.47

The sum of per share data may not agree to annual amounts due to rounding.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Jan. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
General

General

Wal-Mart Stores, Inc. ("Walmart" or the "Company") operates retail stores in various formats around the world, aggregated into three reportable segments: the Walmart U.S. segment; the Walmart International segment; and the Sam's Club segment. Walmart is committed to saving people money so they can live better. Walmart earns the trust of its customers everyday by providing a broad assortment of quality merchandise and services at everyday low prices ("EDLP") while fostering a culture that rewards and embraces mutual respect, integrity and diversity. EDLP is the Company's pricing philosophy under which it prices items at a low price every day so its customers trust that its prices will not change under frequent promotional activity.

Principles Of Consolidation

Principles of Consolidation

The Consolidated Financial Statements include the accounts of Walmart and its subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation. Investments in unconsolidated affiliates, which are 50% or less owned and do not meet the consolidation criteria of Topic 810 of the Financial Accounting Standards Codification ("ASC"), are accounted for using the equity method. These investments are immaterial to the Company's Consolidated Financial Statements.

The Company's operations in the United States ("U.S.") and Canada are consolidated using a January 31 fiscal year-end. The Company's operations in 12 countries in Africa, Argentina, Brazil, 5 countries in Central America, Chile, China, India, Japan, Mexico and the United Kingdom are consolidated using a December 31 fiscal year-end, generally due to statutory reporting requirements. There were no significant intervening events during January 2012 which materially affected the Consolidated Financial Statements.

Use Of Estimates

 Use of Estimates

The Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States. Those principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Management's estimates and assumptions also affect the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Cash And Cash Equivalents

Cash and Cash Equivalents

The Company considers investments with a maturity when purchased of three months or less to be cash equivalents. All credit card, debit card and electronic benefits transfer transactions that process in less than seven days are classified as cash and cash equivalents. The amounts due from banks for these transactions classified as cash totaled $1.2 billion at January 31, 2012 and 2011. In addition, cash and cash equivalents includes restricted cash primarily related to cash collateral holdings from various counterparties, as required by certain derivative and trust agreements, of $547 million and $504 million at January 31, 2012 and 2011, respectively.

The Company's cash balances are held in various locations around the world. Of the Company's $6.6 billion and $7.4 billion of cash and cash equivalents at January 31, 2012 and 2011, respectively, $5.6 billion and $7.1 billion, respectively, were held outside of the U.S. and are generally utilized to support liquidity needs in the Company's foreign operations.

The Company employs financing strategies in an effort to ensure that cash can be made available in the country in which it is needed with the minimum cost possible. The Company does not believe it will be necessary to repatriate cash and cash equivalents held outside of the U.S. and anticipates its domestic liquidity needs will be met through other funding sources (ongoing cash flows generated from operations, external borrowings, or both). Accordingly, the Company intends, with only certain limited exceptions, to continue to permanently reinvest the cash in its foreign operations. Were the Company's intention to change, most of the amounts held within the Company's foreign operations could be repatriated to the U.S., although any repatriations under current U.S. tax laws would be subject to U.S. federal income taxes, less applicable foreign tax credits. As of January 31, 2012 and 2011, approximately $768 million and $691 million, respectively, may not be freely transferable to the U.S. due to local laws or other restrictions. The Company does not expect local laws, other limitations or potential taxes on anticipated future repatriations of amounts held outside of the United States to have a material effect on its overall liquidity, financial condition or results of operations.

Receivables

Receivables

Receivables are stated at their carrying values, net of a reserve for doubtful accounts. Receivables consist primarily of amounts due from:

•	insurance companies resulting from pharmacy sales;
•	banks for customer credit card, debit card and electronic bank transfers that take in excess of seven days to process;
•	suppliers for marketing or incentive programs;
•	consumer financing programs in certain international subsidiaries; and
•	real estate transactions.

The Company establishes a reserve for doubtful accounts based on historical trends in collection of past due amounts and write-off history. The total reserve for doubtful accounts was $323 million and $252 million at January 31, 2012 and 2011, respectively.

Walmart International offers a limited amount of consumer credit products, primarily through its financial institution operations in Chile, Canada and Mexico. The balance of these receivables was $1,049 million, net of a reserve for doubtful accounts of $63 million at January 31, 2012, compared to a receivable balance of $673 million, net of a reserve for doubtful accounts of $83 million at January 31, 2011. These balances are included in receivables, net in the Company's Consolidated Balance Sheets.

Inventories

 Inventories

The Company values inventories at the lower of cost or market as determined primarily by the retail method of accounting, using the last-in, first-out ("LIFO") method for substantially all of the Walmart U.S. segment's merchandise inventories. The retail method of accounting results in inventory being valued at the lower of cost or market since permanent markdowns are currently taken as a reduction of the retail value of inventory. The Sam's Club segment's merchandise is valued based on the weighted-average cost using the LIFO method. Inventories for the Walmart International operations are primarily valued by the retail method of accounting and are stated using the first-in, first-out ("FIFO") method. At January 31, 2012 and 2011, the Company's inventories valued at LIFO approximate those inventories as if they were valued at FIFO.

Property And Equipment

Property and Equipment

Property and equipment are stated at cost. Gains or losses on disposition are recognized as earned or incurred. Costs of major improvements are capitalized, while costs of normal repairs and maintenance are charged to expense as incurred. The following detail of property and equipment includes estimated useful lives which are generally used to depreciate the assets on a straight-line basis:

		As of January 31,
(Amounts in millions)	Estimated Useful Lives	2012	2011
Land	N/A	$23,499	$24,386
Buildings and improvements	3–40 years	84,275	79,051
Fixtures and equipment	3–25 years	39,234	38,290
Transportation equipment	3–15 years	2,682	2,595
Construction in progress	N/A	5,312	4,262

Property and equipment		$155,002	$148,584
Accumulated depreciation		(45,399)	(43,486)

Property and equipment, net		$109,603	$105,098

Leasehold improvements are depreciated over the shorter of the estimated useful life of the asset or the remaining expected lease term. Depreciation expense, including amortization of property under capital leases, for fiscal 2012, 2011 and 2010 was $8.1 billion, $7.6 billion and $7.2 billion, respectively. Interest costs capitalized on construction projects were $60 million, $63 million and $85 million in fiscal 2012, 2011 and 2010, respectively.

Long-Lived Assets

Long-Lived Assets

Long-lived assets are stated at cost. Management reviews long-lived assets for indicators of impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The evaluation is performed at the lowest level of identifiable cash flows, which is at the individual store or club level or, in certain circumstances, a market group of stores. Undiscounted cash flows expected to be generated by the related assets are estimated over the assets' useful lives based on updated projections. If the evaluation indicates that the carrying amount of the assets may not be recoverable, any potential impairment is measured based upon the fair value of the related asset or asset group as determined by an appropriate market appraisal or other valuation technique.

Goodwill And Other Acquired Intangible Assets

Goodwill and Other Acquired Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations and is allocated to the appropriate reporting unit when acquired. Other acquired intangible assets are stated at the fair value acquired as determined by a valuation technique commensurate with the intended use of the related asset. Goodwill and indefinite-lived intangible assets are not amortized; rather, they are evaluated for impairment annually during the Company's fourth fiscal quarter or whenever events or changes in circumstances indicate that the value of the asset may be impaired. Definite-lived intangible assets are considered long-lived assets and are amortized on a straight-line basis over the periods that expected economic benefits will be provided.

Goodwill is evaluated for impairment by first performing a qualitative assessment to determine whether a quantitative goodwill impairment test is necessary. If the Company determines, based on the qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the quantitative goodwill impairment test would be required. This quantitative test for goodwill impairment is performed by determining the fair value of the related reporting units. Fair value is measured based on the discounted cash flow method and relative market-based approaches. Based on the results of the qualitative assessments performed, the Company determined that the fair value of each reporting unit is more likely than not greater than the carrying amount and, as a result, quantitative analyses were not required. The Company has not recorded any impairment charges related to goodwill.

The following table reflects goodwill activity, by reportable segment, for fiscal 2012 and 2011:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Total
February 1, 2010	$207	$15,606	$313	$16,126
Currency translation and other	—	605	—	605
Acquisitions	32	—	—	32

January 31, 2011	239	16,211	313	16,763
Currency translation and other	—	(535)	—	(535)
Acquisitions	200	4,223	—	4,423

January 31, 2012	$439	$19,899	$313	$20,651

In April 2011 and June 2011, the Company completed acquisitions of 147 Netto stores from Dansk Supermarked in the United Kingdom and a 51% ownership in Massmart, a South African retailer, respectively. In these transactions, the Company acquired approximately $748 million and $3.5 billion in goodwill, respectively. Refer to Note 14 for more information on the Company's acquisitions.

Indefinite-lived intangible assets are included in other assets and deferred charges in the Company's Consolidated Balance Sheets. These assets are evaluated for impairment based on their fair values using valuation techniques which are updated annually based on the most recent variables and assumptions. There were no impairment charges related to indefinite-lived intangible assets recorded during fiscal 2012, 2011 and 2010.

Self-Insurance Reserves

Self-Insurance Reserves

The Company uses a combination of insurance, self-insured retention and self-insurance for a number of risks, including, but not limited to, workers' compensation, general liability, vehicle liability, property and the Company's obligation for employee-related health care benefits. Liabilities relating to these claims associated with these risks are estimated by considering historical claims experience, including frequency, severity, demographic factors, and other actuarial assumptions, including incurred but not reported claims. In estimating its liability for such claims, the Company periodically analyzes its historical trends, including loss development, and applies appropriate loss development factors to the incurred costs associated with the claims. The Company also maintains stop-loss insurance coverage for workers' compensation and general liability of $5 million and $15 million, respectively, per occurrence to limit exposure to certain risks. See Note 6 for more information.

Income Taxes

Income Taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized.

The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company records interest and penalties related to unrecognized tax benefits in interest expense and operating, selling, general and administrative expenses, respectively, in the Company's Consolidated Statements of Income.

Revenue Recognition

Revenue Recognition

Sales

The Company recognizes sales revenue net of sales taxes and estimated sales returns at the time it sells merchandise to the customer.

Shopping Cards

Customer purchases of shopping cards are not recognized as revenue until the card is redeemed and the customer purchases merchandise using the shopping card. Shopping cards in the U.S. do not carry an expiration date and, therefore, customers and members can redeem their shopping cards for merchandise indefinitely. Shopping cards in certain foreign countries where the Company does business may have expiration dates. A certain amount of shopping cards, both with and without expiration dates, will not be redeemed. The Company estimates unredeemed shopping cards and recognizes revenue for these amounts over shopping card historical usage periods based on historical redemption rates. The Company periodically reviews and updates its estimates of usage periods and redemption rates.

Financial and Other Services

The Company recognizes revenue from financial and other service transactions at the time the service is performed. Generally, revenue from services is classified as a component of net sales in the Company's Consolidated Statements of Income.

Membership Fee

The Company recognizes membership fee revenue both in the United States and internationally over the term of the membership, which is 12 months. The following table summarizes membership fee activity for fiscal 2012, 2011 and 2010.

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Deferred membership fee revenue, beginning of year	$542	$532	$541
Cash received from members	1,111	1,074	1,048
Membership fee revenue recognized	(1,094)	(1,064)	(1,057)

Deferred membership fee revenue, end of year	$559	$542	$532

Membership fee revenue is included in membership and other income in the Company's Consolidated Statements of Income. The deferred membership fee is included in accrued liabilities in the Company's Consolidated Balance Sheets.

Cost Of Sales

Cost of Sales

Cost of sales includes actual product cost, the cost of transportation to the Company's warehouses, stores and clubs from suppliers, the cost of transportation from the Company's warehouses to the stores, clubs and customers and the cost of warehousing for its Sam's Club segment and import distribution centers.

Payments From Suppliers

Payments from Suppliers

Walmart receives consideration from suppliers for various programs, primarily volume incentives, warehouse allowances and reimbursements for specific programs such as markdowns, margin protection, advertising and supplier-specific fixtures. Substantially all payments from suppliers are accounted for as a reduction of cost of sales and are recognized in the Company's Consolidated Statements of Income when the related inventory is sold.

Operating, Selling, General And Administrative Expenses

Operating, Selling, General and Administrative Expenses

Operating, selling, general and administrative expenses include all operating costs of the Company, except cost of sales, as described above. As a result, the majority of the cost of warehousing and occupancy for the Walmart U.S. and Walmart International segments' distribution facilities is included in operating, selling, general and administrative expenses. Because the Company does not include most of the cost of its Walmart U.S. and Walmart International segments' distribution facilities in cost of sales, its gross profit and gross profit as a percentage of net sales ("gross profit margin") may not be comparable to those of other retailers that may include all costs related to their distribution facilities in cost of sales and in the calculation of gross profit.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred and were $2.3 billion, $2.5 billion and $2.4 billion in fiscal 2012, 2011 and 2010, respectively. Advertising costs consist primarily of print, television and digital advertisements and are recorded in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income. Advertising reimbursements received from suppliers are generally accounted for as a reduction of cost of sales and recognized in the Company's Consolidated Statements of Income when the related inventory is sold. When advertising reimbursements are directly related to specific advertising activities and meet the criteria in ASC Topic 605, they are recognized as a reduction of advertising expenses in operating, selling, general and administrative expenses.

Leases

Leases

The Company estimates the expected term of a lease by assuming the exercise of renewal options where an economic penalty exists that would preclude the abandonment of the lease at the end of the initial non-cancelable term and the exercise of such renewal is at the sole discretion of the Company. The expected term is used in the determination of whether a store or club lease is a capital or operating lease and in the calculation of straight-line rent expense. Additionally, the useful life of leasehold improvements is limited by the expected lease term or the economic life of the asset, whichever is shorter. If significant expenditures are made for leasehold improvements late in the expected term of a lease and renewal is reasonably assured, the useful life of the leasehold improvement is limited to the end of the renewal period or economic life of the asset, whichever is shorter.

Rent abatements and escalations are considered in the calculation of minimum lease payments in the Company's capital lease tests and in determining straight-line rent expense for operating leases.

Pre-Opening Costs

Pre-Opening Costs

The costs of start-up activities, including organization costs, related to new store openings, store remodels, expansions and relocations are expensed as incurred and included in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income. Pre-opening costs totaled $308 million, $320 million and $227 million for the fiscal years ended January 31, 2012, 2011 and 2010, respectively.

Currency Translation

Currency Translation

The assets and liabilities of all international subsidiaries are translated from the respective local currency to the U.S. dollar using exchange rates at the balance sheet date. Related translation adjustments are recorded as a component of accumulated other comprehensive income (loss). The income statements of international subsidiaries are translated from the respective local currencies to the U.S. dollar using average exchange rates for the period covered by the income statements.

Reclassifications

Reclassifications

Certain reclassifications have been made to prior fiscal year amounts or balances to conform to the presentation in the current fiscal year. These reclassifications did not impact consolidated operating income or net income. Additionally, certain segment asset and expense allocations have been reclassified among segments in the current period. See Note 15 for further detail.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In 2011, the Financial Accounting Standards Board ("FASB") issued two Accounting Standards Updates ("ASU") which amend guidance for the presentation of comprehensive income. The amended guidance requires an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The current option to report other comprehensive income and its components in the statement of shareholders' equity will be eliminated. Although the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under existing guidance. These ASUs are effective for the Company in the first quarter of fiscal 2013 and retrospective application will be required. These ASUs will change the Company's financial statement presentation of comprehensive income but will not impact the Company's net income, financial position or cash flows.

In 2011, the FASB issued an ASU, which is intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. The ASU also expands upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The ASU is effective for the Company in the first quarter of fiscal 2013, with early adoption permitted. The Company early adopted the provisions of the ASU in fiscal 2012 for its fiscal 2012 goodwill impairment test.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Estimated Useful Lives Of Property And Equipment

		As of January 31,
(Amounts in millions)	Estimated Useful Lives	2012	2011
Land	N/A	$23,499	$24,386
Buildings and improvements	3–40 years	84,275	79,051
Fixtures and equipment	3–25 years	39,234	38,290
Transportation equipment	3–15 years	2,682	2,595
Construction in progress	N/A	5,312	4,262

Property and equipment		$155,002	$148,584
Accumulated depreciation		(45,399)	(43,486)

Property and equipment, net		$109,603	$105,098

Goodwill By Operating Segment

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Total
February 1, 2010	$207	$15,606	$313	$16,126
Currency translation and other	—	605	—	605
Acquisitions	32	—	—	32

January 31, 2011	239	16,211	313	16,763
Currency translation and other	—	(535)	—	(535)
Acquisitions	200	4,223	—	4,423

January 31, 2012	$439	$19,899	$313	$20,651

Summary Of Membership Fee Activity

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Deferred membership fee revenue, beginning of year	$542	$532	$541
Cash received from members	1,111	1,074	1,048
Membership fee revenue recognized	(1,094)	(1,064)	(1,057)

Deferred membership fee revenue, end of year	$559	$542	$532

Net Income Per Common Share (Tables)	12 Months Ended
Jan. 31, 2012
Net Income Per Common Share [Abstract]
Schedule Of Net Income Per Common Share

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2012	2011	2010
Numerator
Income from continuing operations	$16,454	$15,959	$14,962
Less consolidated net income attributable to noncontrolling interest	(688)	(604)	(513)

Income from continuing operations attributable to Walmart	$15,766	$15,355	$14,449

Denominator
Weighted-average common shares outstanding, basic	3,460	3,656	3,866
Dilutive impact of stock options and other share-based awards	14	14	11

Weighted-average common shares outstanding, diluted	3,474	3,670	3,877

Net income per common share from continuing operations attributable to Walmart
Basic	$4.56	$4.20	$3.74
Diluted	$4.54	$4.18	$3.73

Shareholder's Equity (Tables)	12 Months Ended
Jan. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Share-Based Compensation Expense

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Restricted stock and performance share awards	$142	$162	$140
Restricted stock rights	184	157	111
Stock options	29	52	84

Share-based compensation expense	$355	$371	$335

Summary Of Stock Options Award Activity

	Restricted Stock and Performance Share Awards		Restricted Stock Rights		Stock Options (1)
(Shares in thousands)	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Exercise Price Per Share
Outstanding at February 1, 2011	13,617	$52.33	16,838	$47.71	33,386	$49.35
Granted	5,022	55.03	5,826	47.13	2,042	42.90
Vested/exercised	(3,177)	51.26	(3,733)	47.26	(13,793)	50.22
Forfeited or expired	(2,142)	52.55	(1,310)	47.92	(1,483)	48.01

Outstanding at January 31, 2012	13,320	$53.56	17,621	$47.76	20,152	$48.21

Exercisable at January 31, 2012					13,596	$50.49

(1)	Includes stock option awards granted under the Stock Incentive Plan of 2010, the Colleague Share Ownership Plan 1999 and the ASDA Sharesave Plan 2000.

Schedule Of Additional Information Related To Stock Option Awards

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Fair value of stock options vested	$50	$54	$79
Proceeds from stock options exercised	420	205	111
Intrinsic value of stock options exercised	91	51	39

Weighted-Average Assumptions To Estimate Fair Values

	Fiscal Years Ended January 31,
	2012	2011	2010
Dividend yield (1)	2.9%	2.3%	2.1%
Volatility (2)	17.6%	17.1%	18.7%
Risk-free interest rate (3)	1.3%	1.8%	1.4%
Expected life in years (4)	3.0	3.1	3.1
Weighted-average fair value of options granted	$9.61	$12.53	$10.41

(1)	Expected dividend yield is based on the anticipated dividends over the vesting period.
(2)	Expected volatility is based on historical volatility of the Company's stock.
(3)	Risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant.
(4)	Expected life in years is based on historical exercise and expiration activity of grants with similar vesting periods.

Schedule Of Company's Share Repurchases

Share Repurchases	Total Number of Shares Repurchased (in millions)	Average Price Paid per Share		Total Investment (in billions)
Fiscal year ended January 31, 2012	115.3	$	54.64	$6.3
Fiscal year ended January 31, 2011	279.1		53.03	14.8
Fiscal year ended January 31, 2010	145.5		50.17	7.3

Restricted Stock And Performance Share Awards And Restricted Stock Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Additional Information Related To Stock Option Awards

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Fair value of restricted stock and performance share awards vested	$134	$142	$110
Fair value of restricted stock rights vested	178	50	49

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Jan. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
Composition Of Accumulated Other Comprehensive Income (Loss)

(Amounts in millions)	Currency Translation and Other	Derivative Instruments	Minimum Pension Liability	Total
Balances at February 1, 2009	$(2,396)	$(17)	$(275)	$(2,688)
Currency translation	2,744	—	—	2,744
Net change in fair value of derivatives	—	94	—	94
Minimum pension liability	—	—	(220)	(220)

Balances at January 31, 2010	348	77	(495)	(70)
Currency translation	878	—	—	878
Net change in fair value of derivatives	—	(17)	—	(17)
Minimum pension liability	—	—	(145)	(145)

Balances at January 31, 2011	1,226	60	$(640)	646
Currency translation	(2,032)	—	—	(2,032)
Net change in fair value of derivatives	—	(67)	—	(67)
Minimum pension liability	—	—	43	43

Balances at January 31, 2012	$(806)	$(7)	$(597)	$(1,410)

Restructuring Charges (Tables)	12 Months Ended
Jan. 31, 2012
Restructuring Charges [Abstract]
Summary Of Restructuring Charges

	Fiscal Year Ended January 31, 2010
(Amounts in millions)	Asset Impairment	Severance Costs	Total
Walmart U.S.	$—	$73	$73
Sam's Club	133	41	174
Other	—	13	13

Total	$133	$127	$260

Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2012
Accrued Liabilities [Abstract]
Summary Of Accrued Liabilities

	As of January 31,
(Amounts in millions)	2012	2011
Accrued wages and benefits(1)	$5,089	$5,895
Self-insurance(2)	3,638	3,447
Other(3)	9,427	9,359

Total accrued liabilities	$18,154	$18,701

(1)	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.
(2)	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property and employee-related health care benefits.
(3)	Other accrued liabilities consist of various items such as accrued taxes, maintenance, utilities, advertising and interest.

Short-Term Borrowings And Long-Term Debt (Tables)	12 Months Ended
Jan. 31, 2012
Short-Term Borrowings And Long-Term Debt [Abstract]
Information On Short-Term Borrowings And Interest Rates

	Fiscal Years Ended January 31,
(Dollar amounts in millions)	2012	2011	2010
Maximum amount outstanding at any month-end	$9,594	$9,282	$4,536
Average daily short-term borrowings	6,040	4,020	1,596
Weighted-average interest rate	0.1%	0.2%	0.5%

Schedule Of Long-Term Debt

		January 31, 2012		January 31, 2011
(In millions of U.S. dollars)	Maturity Dates By Fiscal Year	Amount	Average Rate (1)	Amount	Average Rate (1)
Unsecured Debt
Fixed	2013-2042	$32,945	4.6%	$29,945	4.7%
Variable	2013	500	5.2%	500	5.0%

Total Denominated U.S. Dollar		33,445		30,445
Fixed	2030	1,308	4.9%	1,369	4.9%
Variable		—	—	—	—

Total Denominated Euro		1,308		1,369
Fixed	2013-2039	6,301	5.3%	6,402	5.2%
Variable		—	—	—	—

Total Denominated Sterling		6,301		6,402
Fixed	2014-2021	2,335	1.4%	3,085	1.5%
Variable	2014-2016	1,271	0.8%	2,242	1.1%

Total Denominated Yen		3,606		5,327
Total Unsecured Debt		44,660		43,543
Total Other Debt (in USD)(2)	2013-2030	1,202		1,537

Total Debt		45,862		45,080
Less amounts due within one year		(1,975)		(4,655)
Derivative fair value adjustments		183		267

Long-term Debt		$44,070		$40,692

(1)

The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end local currency interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 9.

(2)	A portion of other debt includes secured debt in the amount of $319 million, which is collateralized by property with an aggregate carrying amount of approximately $866 million.

Schedule Of Long-Term Debt Maturities

(Amounts in millions)	Annual
Fiscal Year	Maturity
2013	$1,975
2014	5,168
2015	3,927
2016	4,750
2017	1,130
Thereafter	28,912

Total	$45,862

Information On Significant Long-Term Debt Issued

Issue Date	Maturity Date	Interest Rate	Principal Amount
April 18, 2011	April 15, 2014	1.625%	$1,000
April 18, 2011	April 15, 2016	2.800%	1,000
April 18, 2011	April 15, 2021	4.250%	1,000
April 18, 2011	April 15, 2041	5.625%	2,000

Total			$5,000

Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2012
Fair Value Measurements [Abstract]
Carrying Value And Fair Value Of Long-Term Debt

	January 31, 2012		January 31, 2011
(Amounts in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including amounts due within one year	$46,045	$53,043	$45,347	$47,012

Notional Amounts And Fair Values Of Interest Rate Swaps

	January 31, 2012		January 31, 2011
(Amounts in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value
Receive fixed-rate, pay floating-rate interest rate swaps designated as fair value hedges	$3,945	$183	$4,445	$267
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as net investment hedges	1,250	316	1,250	233
Receive floating-rate, pay fixed-rate interest rate swaps designated as cash flow hedges	1,270	(16)	1,182	(18)
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as cash flow hedges	2,884	(3)	2,902	238

Total	$9,349	$480	$9,779	$720

Derivative Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2012
Derivative Financial Instruments [Abstract]
Balance Sheet Classification Of Financial Instruments

	January 31, 2012			January 31, 2011
(Amounts in millions)	Fair Value Instruments	Net Investment Hedge	Cash Flow Instruments	Fair Value Instruments	Net Investment Hedge	Cash Flow Instruments
Balance Sheet Classification:
Prepaid expenses and other	$2	$—	$—	$—	$—	$—
Other assets and deferred charges	181	316	91	267	233	238

Assets subtotals	$183	$316	$91	$267	$233	$238

Long-term debt due within one year	$2	$—	$—	$—	$—	$—
Long-term debt	181	—	—	267	—	—
Deferred income taxes and other	—	—	110	—	—	18

Liability subtotals	$183	$—	$110	$267	$—	$18

Taxes (Tables)	12 Months Ended
Jan. 31, 2012
Taxes [Abstract]
Components Of Income From Continuing Operations Before Income Taxes
	$00,000	$00,000	$00,000
(Amounts in millions)	Fiscal Years Ended January 31,
	2012	2011	2010
U.S.	$18,685	$18,398	$17,705
Non-U.S.	5,713	5,140	4,413

Total income from continuing operations before income taxes	$24,398	$23,538	$22,118

Summary Of Provision For Income Taxes
	$00,000	$00,000	$00,000
(Amounts in millions)	Fiscal Years Ended January 31,
	2012	2011	2010
Current:
U.S. federal	$4,596	$4,600	$5,798
U.S. state and local	743	637	599
International	1,403	1,466	1,246

Total current tax provision	6,742	6,703	7,643

Deferred:
U.S. federal	1,444	818	(432)
U.S. state and local	57	39	78
International	(299)	19	(133)

Total deferred tax provision	1,202	876	(487)

Total provision for income taxes	$7,944	$7,579	$7,156

Reconciliation Of Income Tax Rate And Federal Statutory Rate On Pretax Income
	$00,000	$00,000	$00,000
	Fiscal Years Ended January 31,
	2012	2011	2010
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	2.0%	1.9%	2.0%
Income taxed outside the U.S.	-2.8%	-2.2%	-1.6%
Net impact of repatriated international earnings	-0.3%	-1.5%	-3.4%
Other, net	-1.3%	-1.0%	0.4%

Effective income tax rate	32.6%	32.2%	32.4%

Significant Components Of Deferred Tax Account Balances
	$00,000	$00,000
(Amounts in millions)	January 31,
	2012	2011
Deferred tax assets:
Loss and tax credit carryforwards	$2,996	$2,968
Accrued liabilities	2,949	3,532
Share-based compensation	376	332
Other	1,029	708

Total deferred tax assets	7,350	7,540
Valuation allowance	(2,528)	(2,899)

Deferred tax assets, net of valuation allowance	$4,822	$4,641

Deferred tax liabilities:
Property and equipment	$5,891	$4,848
Inventories	1,627	1,014
Other	409	474

Total deferred tax liabilities	7,927	6,336

Net deferred tax liabilities	$3,105	$1,695

Deferred Taxes Classification In Consolidated Balance Sheets
	$00,000	$00,000
(Amounts in millions)	January 31,
	2012	2011
Balance Sheet Classification:
Assets:
Prepaid expenses and other	$815	$1,636
Other assets and deferred charges	738	327

Asset subtotals	1,553	1,963

Liabilities:
Accrued liabilities	41	17
Deferred income taxes and other	4,617	3,641

Liability subtotals	4,658	3,658

Net deferred tax liabilities	$3,105	$1,695

Reconciliation Of Unrecognized Tax Benefits From Continuing Operations

(Amounts in millions)	Fiscal Years Ended January 31,
	2012	2011	2010
Unrecognized tax benefit, beginning of year	$795	$1,019	$1,017
Increases related to prior year tax positions	87	101	129
Decreases related to prior year tax positions	(162)	(61)	(33)
Increases related to current year tax positions	56	199	246
Settlements during the period	(161)	(453)	(340)
Lapse in statutes of limitations	(4)	(10)	—

Unrecognized tax benefit, end of year	$611	$795	$1,019

Commitments (Tables)	12 Months Ended
Jan. 31, 2012
Commitments [Abstract]
Aggregate Minimum Annual Rentals Under Non-Cancelable Leases

(Amounts in millions)
Fiscal Year	Operating Leases	Capital Leases
2013	$1,644	$608
2014	1,590	580
2015	1,525	532
2016	1,428	497
2017	1,312	457
Thereafter	8,916	3,261

Total minimum rentals	$16,415	$5,935

Less estimated executory costs		50

Net minimum lease payments		5,885
Less imputed interest		2,550

Present value of minimum lease payments		$3,335

Acquisitions, Investments And Disposals (Tables)	12 Months Ended
Jan. 31, 2012
Acquisitions, Investments And Disposals [Abstract]
Net Income Or Losses Related To Discontinued Operations, Including Gain And (Losses) Upon Disposition

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Germany	$(67)	$1,041	$—
Seiyu	—	(7)	(79)

	$(67)	$1,034	$(79)

Segments (Tables)	12 Months Ended
Jan. 31, 2012
Segments [Abstract]
Reconciliation To Consolidated Income From Continuing Operations Before Income Taxes

(Amounts in millions)
Fiscal Year Ended January 31, 2012	Walmart U.S.	Walmart International	Sam's Club	Other unallocated	Consolidated
Net sales	$264,186	$125,873	$53,795	$—	$443,854
Operating income (loss)	20,367	6,214	1,865	(1,888)	26,558
Interest expense, net					(2,160)

Income from continuing operations before income taxes					$24,398

Total assets of continuing operations	$93,050	$81,364	$12,823	$6,080	$193,317
Depreciation and amortization	4,794	2,470	611	255	8,130

Capital expenditures	6,571	5,275	842	822	13,510

Fiscal Year Ended January 31, 2011
Net sales	$260,261	$109,232	$49,459	$—	$418,952
Operating income (loss)	19,919	5,606	1,711	(1,694)	25,542
Interest expense, net					(2,004)

Income from continuing operations before income taxes					$23,538

Total assets of continuing operations	$89,725	$72,021	$12,531	$6,255	$180,532
Depreciation and amortization	4,619	2,184	594	244	7,641

Capital expenditures	7,328	3,994	711	666	12,699

Fiscal Year Ended January 31, 2010
Net sales	$259,919	$97,407	$47,806	$—	$405,132

Operating income (loss)	19,314	4,901	1,515	(1,728)	24,002
Interest expense, net					(1,884)

Income from continuing operations before income taxes					$22,118

Total assets of continuing operations	$84,238	$66,515	$12,050	$7,464	$170,267
Depreciation and amortization	4,352	1,979	558	268	7,157

Capital expenditures	6,618	3,832	793	941	12,184

Subsequent Event (Tables)	12 Months Ended
Jan. 31, 2012
Subsequent Event [Abstract]
Annual Dividend Record Date and Payable Date

Record Date	Payable Date
March 12, 2012	April 4, 2012
May 11, 2012	June 4, 2012
August 10, 2012	September 4, 2012
December 7, 2012	January 2, 2013

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Jan. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)

(Amounts in millions except per share data)	Fiscal Year Ended January 31, 2012
	Q1	Q2	Q3	Q4	Total
Net sales	$103,415	$108,638	$109,516	$122,285	$443,854
Cost of sales	78,177	81,770	82,591	92,589	335,127
Income from continuing operations	3,578	3,937	3,501	5,438	16,454
Consolidated net income	3,550	3,937	3,493	5,407	16,387
Consolidated net income attributable to Walmart	3,399	3,801	3,336	5,163	15,699
Basic net income per common share attributable to Walmart	$0.97	$1.09	$0.97	$1.51	$4.54
Diluted net income per common share attributable to Walmart	0.97	1.09	0.96	1.50	4.52

	Fiscal Year Ended January 31, 2011
	Q1	Q2	Q3	Q4	Total
Net sales	$99,097	$103,016	$101,239	$115,600	$418,952
Cost of sales	74,618	77,438	75,819	87,071	314,946
Income from continuing operations	3,444	3,747	3,590	5,178	15,959
Consolidated net income	3,444	3,747	3,590	6,212	16,993
Consolidated net income attributable to Walmart	3,301	3,596	3,436	6,056	16,389
Basic net income per common share attributable to Walmart	$0.88	$0.97	$0.95	$1.71	$4.48
Diluted net income per common share attributable to Walmart	0.87	0.97	0.95	1.70	4.47

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended						1 Months Ended	3 Months Ended	1 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Dec. 31, 2012	Jan. 31, 2009	Jan. 31, 2012 Consumer Credit Products [Member]	Jan. 31, 2011 Consumer Credit Products [Member]	Jan. 31, 2012 Walmart U.S. [Member]	Jan. 31, 2011 Walmart U.S. [Member]	Jan. 31, 2010 Walmart U.S. [Member]	Jan. 31, 2012 Walmart International [Member]	Jan. 31, 2011 Walmart International [Member]	Jan. 31, 2010 Walmart International [Member]	Apr. 30, 2011 Dansk Supermarked [Member]	Jun. 30, 2011 Dansk Supermarked [Member] stores	Jun. 30, 2011 Massmart [Member]
Summary Of Significant Accounting Policies [Line Items]
Number Of Reportable Segments	3
Equity method investment, ownership percentage	50.00%															51.00%
Amounts due from banks for these transactions classified as cash	$ 1,200,000,000
Restricted cash	547,000,000	504,000,000									768,000,000	691,000,000
Cash and cash equivalents	6,550,000,000	7,395,000,000	7,907,000,000	6,600,000,000	7,275,000,000						5,600,000,000	7,100,000,000
Accounts receivable consumer credit products, net						1,049,000,000	673,000,000
Reserve for uncollectible receivables	323,000,000	252,000,000				63,000,000	83,000,000
Depreciation expense, including amortization of property under capital leases	8,130,000,000	7,641,000,000	7,157,000,000					4,794,000,000	4,619,000,000	4,352,000,000	2,470,000,000	2,184,000,000	1,979,000,000
Interest costs capitalized on construction projects	60,000,000	63,000,000	85,000,000
Number of stores acquired															147
Goodwill recognized as a result of business acquisition	4,423,000,000	32,000,000						200,000,000	32,000,000		4,223,000,000			748,000,000		3,500,000,000
Impairment charges related to indefinite-lived intangible assets	0	0	0
Advertising costs	2,300,000,000	2,500,000,000	2,400,000,000
Pre-opening costs	308,000,000	320,000,000	227,000,000
Terms of membership	12M
Workers compensation liability	5,000,000
General liability	$ 15,000,000

Summary Of Significant Accounting Policies (Estimated Useful Lives Of Property And Equipment) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012 Buildings And Improvements [Member] years	Jan. 31, 2012 Fixtures And Equipment [Member] years	Jan. 31, 2012 Transportation Equipment [Member] years
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, minimum, in years			3	3	3
Property, plant and equipment, maximum, in years			40	25	15
Land	$ 23,499	$ 24,386
Buildings and improvements	84,275	79,051
Fixtures and equipment	39,234	38,290
Transportation equipment	2,682	2,595
Construction in process	5,312	4,262
Property and equipment	155,002	148,584
Accumulated depreciation	(45,399)	(43,486)
Property and equipment, net	$ 109,603	$ 105,098

Summary Of Significant Accounting Policies (Goodwill By Operating Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Balances, beginning	$ 16,763	$ 16,126
Currency translation and other	(535)	605
Acquisitions	4,423	32
Balances, ending	20,651	16,763
Walmart U.S. [Member]
Summary Of Significant Accounting Policies [Line Items]
Balances, beginning	239	207
Acquisitions	200	32
Balances, ending	439	239
Walmart International [Member]
Summary Of Significant Accounting Policies [Line Items]
Balances, beginning	16,211	15,606
Currency translation and other	(535)	605
Acquisitions	4,223
Balances, ending	19,899	16,211
Sam's Club [Member]
Summary Of Significant Accounting Policies [Line Items]
Balances, beginning	313	313
Currency translation and other	0	0
Acquisitions	0	0
Balances, ending	$ 313	$ 313

Summary Of Significant Accounting Policies (Summary Of Membership Fee Activity) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Deferred membership fee revenue, beginning of year	$ 542	$ 532	$ 541
Cash received from members	1,111	1,074	1,048
Membership fee revenue recognized	(1,094)	(1,064)	(1,057)
Deferred membership fee revenue, end of year	$ 559	$ 542	$ 532

Net Income Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010
Net Income Per Common Share [Abstract]
Antidilutive stock options and share-based awards excluded from computation of diluted net income per common share									1		4		5
Income from continuing operations	$ 5,438	$ 3,501	$ 3,937	$ 3,578	$ 5,178	$ 3,590	$ 3,747	$ 3,444	$ 16,454		$ 15,959		$ 14,962
Less consolidated net income attributable to noncontrolling interest									(688)	[1]	(604)	[1]	(513)	[1]
Income from continuing operations attributable to Walmart									$ 15,766		$ 15,355		$ 14,449
Weighted-average common shares outstanding, basic									3,460		3,656		3,866
Dilutive impact of stock options and other share-based awards									14		14		11
Weighted-average common shares outstanding, diluted									3,474		3,670		3,877
Net income per common share from continuing operations attributable to Walmart, basic									$ 4.56		$ 4.2		$ 3.74
Net income per common share from continuing operations attributable to Walmart, diluted									$ 4.54		$ 4.18		$ 3.73

[1]	Includes $61 million, $20 million and $14 million in fiscal 2012, 2011 and 2010, respectively, related to the redeemable noncontrolling interest.

Shareholder's Equity (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 355	$ 371	$ 335
Income tax benefit recognized for all share-based compensation plans	$ 134	$ 141	$ 126
Common stock to be issued under the Plan	210
Stock option plans available to colleagues	2
Exercise period, months	6M
Colleague Share Ownership Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock to be issued under the Plan	49
Exercise period, months	2M
Sharesave Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of average market value of options granted to colleagues	80.00%
Option exercisable term, years	3
Minimum [Member] | Colleague Share Ownership Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	three
Maximum [Member] | Colleague Share Ownership Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	six

Shareholder's Equity (Restricted Stock And Performance Share Awards) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012 Restricted Stock And Performance Share Awards [Member]	Jan. 31, 2011 Restricted Stock And Performance Share Awards [Member]	Jan. 31, 2012 Minimum [Member]	Jan. 31, 2012 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting percentage			0.00%	150.00%
Liability for restricted stock and performance share awards	$ 16	$ 12
Unrecognized compensation cost	$ 356

Shareholder's Equity (Restricted Stock Rights) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting percentage	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting percentage	150.00%
Beginning Fiscal 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period minimum, years	three
Options granted vesting period maximum, years	five
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average discount for dividend yield	11.70%	9.10%	8.50%
Unrecognized compensation cost	$ 427
Restricted Stock [Member] | Beginning Fiscal 2009 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting percentage	50.00%
Restricted Stock [Member] | Beginning Fiscal 2009 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting percentage	50.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period, years	five
Option granted contractual term, years	10
Unrecognized compensation cost	$ 23

Shareholder's Equity (Schedule Of Share-Based Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Shareholder's Equity [Abstract]
Restricted stock and performance share awards	$ 142	$ 162	$ 140
Restricted stock rights	184	157	111
Stock options	29	52	84
Share-based compensation expense	$ 355	$ 371	$ 335

Shareholder's Equity (Weighted-Average Assumptions To Estimate Fair Values) (Details) (USD $)	12 Months Ended
	Jan. 31, 2012 years		Jan. 31, 2011 years		Jan. 31, 2010 years
Shareholder's Equity [Abstract]
Dividend yield	2.90%	[1]	2.30%	[1]	2.10%	[1]
Volatility	17.60%	[2]	17.10%	[2]	18.70%	[2]
Risk-free interest rate	1.30%	[3]	1.80%	[3]	1.40%	[3]
Expected life in years	3	[4]	3.1	[4]	3.1	[4]
Weighted-average fair value of options granted	$ 9.61		$ 12.53		$ 10.41

[1]	Expected dividend yield is based on the anticipated dividends over the vesting period.
[2]	Expected volatility is based on historical volatility of the Company's stock.
[3]	Risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant.
[4]	Expected life in years is based on historical exercise and expiration activity of grants with similar vesting periods.

Shareholder's Equity (Summary Of Stock Option Award Activity) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation weighted-average remaining life	4.3
Share-based compensation weighted-average exercisable remaining life	2.9
Share-based compensation arrangement aggregate intrinsic value	$ 265
Share-based compensation arrangement exercisable aggregate intrinsic value	$ 148
Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at February 1, 2011, Shares	13,617
Granted, Shares	5,022
Exercised, Shares	(3,177)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(2,142)
Outstanding at January 31, 2012, Shares	13,320
Outstanding at February 1, 2011, Weighted-Average Exercise Price	$ 52.33
Granted, Weighted-Average Exercise Price	$ 55.03
Exercised, Weighted-Average Exercise Price	$ 51.26
Forfeited or expired, Weighted-Average Exercise Price	$ 52.55
Outstanding at January 31, 2012, Weighted-Average Exercise Price	$ 53.56
Unrecognized compensation weighted-average period, years	2.3
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at February 1, 2011, Shares	16,838
Granted, Shares	5,826
Exercised, Shares	(3,733)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(1,310)
Outstanding at January 31, 2012, Shares	17,621
Outstanding at February 1, 2011, Weighted-Average Exercise Price	$ 47.71
Granted, Weighted-Average Exercise Price	$ 47.13
Exercised, Weighted-Average Exercise Price	$ 47.26
Forfeited or expired, Weighted-Average Exercise Price	$ 47.92
Outstanding at January 31, 2012, Weighted-Average Exercise Price	$ 47.76
Unrecognized compensation weighted-average period, years	2
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at February 1, 2011, Shares	33,386	[1]
Granted, Shares	2,042	[1]
Exercised, Shares	(13,793)	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(1,483)	[1]
Outstanding at January 31, 2012, Shares	20,152	[1]
Exercisable at January 31, 2012, Shares	13,596	[1]
Outstanding at February 1, 2011, Weighted-Average Exercise Price	$ 49.35	[1]
Granted, Weighted-Average Exercise Price	$ 42.9	[1]
Exercised, Weighted-Average Exercise Price	$ 50.22	[1]
Forfeited or expired, Weighted-Average Exercise Price	$ 48.01	[1]
Outstanding at January 31, 2012, Weighted-Average Exercise Price	$ 48.21	[1]
Exercisable at January 31, 2012, Weighted-Average Exercise Price	$ 50.49	[1]
Unrecognized compensation weighted-average period, years	1

[1]	Includes stock option awards granted under the Stock Incentive Plan of 2010, the Colleague Share Ownership Plan 1999 and the ASDA Sharesave Plan 2000.

Shareholder's Equity (Schedule Of Additional Information Related To Stock Options) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock options vested	$ 50	$ 54	$ 79
Proceeds from stock option expenses	420	205	111
Tax benefit related to stock options	91	51	39
Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock awards vested	134	142	110
Restricted Stock Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock awards vested	$ 178	$ 50	$ 49

Shareholder's Equity (Schedule Of Company's Share Repurchases) (Details) (USD $) In Billions, except Share data in Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Shares Repurchased	115.3	279.1	145.5
Average Price Paid per Share	$ 54.64	$ 53.03	$ 50.17
Total Investment	$ 6.3	$ 14.8	$ 7.3
2010 Share Repurchase Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share repurchase program, authorized amount	$ 11.3

Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 646	$ (70)	$ (2,688)
Currency translation adjustment	(2,032)	878	2,744
Net change in fair value of derivatives	(67)	(17)	94
Subsidiary minimum pension liability	43	(145)	(220)
Ending balance	(1,410)	646	(70)
Accumulated comprehensive income (loss) to earnings from re-measurement of non-U.S. denominated debt	(86)	(14)
Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	1,226	348	(2,396)
Currency translation adjustment	(2,032)	878	2,744
Ending balance	(806)	1,226	348
Derivative Instruments [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	60	77	(17)
Net change in fair value of derivatives	(67)	(17)	94
Ending balance	(7)	60	77
Minimum Pension Liability [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(640)	(495)	(275)
Subsidiary minimum pension liability	43	(145)	(220)
Ending balance	$ (597)	$ (640)	$ (495)

Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jan. 31, 2010
Restructuring Cost and Reserve [Line Items]
Asset Impairment	$ 133
Severance Costs	127
Total	260
Walmart U.S. [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs	73
Total	73
Sam's Club [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment	133
Severance Costs	41
Total	174
Number of stores closed	10
Other Segments [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs	13
Total	13
Fair Value, Inputs, Level 2 [Member]
Restructuring Cost and Reserve [Line Items]
Real Estate fair value	$ 46

Accrued Liabilities (Summary Of Accrued Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012		Jan. 31, 2011
Accrued Liabilities [Abstract]
Accrued wages and benefits	$ 5,089	[1]	$ 5,895	[1]
Self-insurance	3,638	[2]	3,447	[2]
Other	9,427	[3]	9,359	[3]
Total accrued liabilities	$ 18,154		$ 18,701

[1]	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.
[2]	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property and employee-related health care benefits.
[3]	Other accrued liabilities consist of various items such as accrued taxes, maintenance, utilities, advertising and interest.

Short-Term Borrowings And Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011
Debt Instrument [Line Items]
Short-term borrowings outstanding	$ 4,047,000,000	$ 1,031,000,000
Letters of credit outstanding	18,500,000,000
Number of financial institutions committing to lend funds under lines of credit	26
Interest rates on lines of credit	interest rates generally ranging between LIBOR plus 10 basis points and LIBOR plus 75 basis points, and incur commitment fees ranging between 1.5 and 10.0 basis points.
Basis point of interest rate in addition to LIBOR	0.10%
Net proceeds from note issuances	4,900,000,000
Percentage of notes principal amount	100.00%
Debt instrument, frequency of periodic payment	April 15 and October 15 of each year
Minimum [Member]
Debt Instrument [Line Items]
Committed lines of credit maturity	June 1, 2012
Commitment fee on undrawn amount (in basis points)	0.02%
Maximum [Member]
Debt Instrument [Line Items]
Committed lines of credit maturity	June 30, 2016
Basis point of interest rate in addition to LIBOR	0.75%
Commitment fee on undrawn amount (in basis points)	0.10%
Trade Letters Of Credit [Member]
Debt Instrument [Line Items]
Letters of credit outstanding	2,900,000,000	2,600,000,000
364-Day Facility [Member]
Debt Instrument [Line Items]
Letters of credit outstanding	10,000,000,000
5-Year Facility [Member]
Debt Instrument [Line Items]
Letters of credit outstanding	6,300,000,000
Standby Letters Of Credit [Member]
Debt Instrument [Line Items]
Letters of credit outstanding	2,200,000,000	2,000,000,000
Put Options [Member]
Debt Instrument [Line Items]
Carrying amount of debt with embedded put options	500,000,000
Previous Balance [Member] | 364-Day Facility [Member]
Debt Instrument [Line Items]
Letters of credit outstanding	9,000,000,000
Previous Balance [Member] | 5-Year Facility [Member]
Debt Instrument [Line Items]
Letters of credit outstanding	$ 4,300,000,000

Short-Term Borrowings And Long-Term Debt (Information On Short-Term Borrowings And Interest Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Short-Term Borrowings And Long-Term Debt [Abstract]
Maximum amount outstanding at any month-end	$ 9,594	$ 9,282	$ 4,536
Average daily short-term borrowings	$ 6,040	$ 4,020	$ 1,596
Weighted-average interest rate	0.10%	0.20%	0.50%

Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $)	12 Months Ended
	Jan. 31, 2012		Jan. 31, 2011
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	2013
Maturity Dates By Fiscal Year, End Range	2030
Total Unsecured Debt	$ 44,660,000,000		$ 43,543,000,000
Total Other Debt (in USD)	1,202,000,000	[1]	1,537,000,000	[1]
Total Debt	45,862,000,000		45,080,000,000
Less amounts due within one year	(1,975,000,000)		(4,655,000,000)
Derivative fair value adjustments	183,000,000		267,000,000
Long-term debt	44,070,000,000		40,692,000,000
Collateralized long-term debt	319,000,000
Aggregate carrying amount of debt collateralized by property	866,000,000,000
Denominated U.S. Dollar [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	2013
Maturity Dates By Fiscal Year, End Range	2042
Maturity Dates by Fiscal Year	2013
Unsecured Debt, Fixed	32,945,000,000		29,945,000,000
Unsecured Debt, Variable	500,000,000		500,000,000
Total Unsecured Debt	33,445,000,000		30,445,000,000
Average Rate, Fixed	4.60%	[2]	4.70%	[2]
Average Rate, Variable	5.20%	[2]	5.00%	[2]
Denominated Euro [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	2013
Maturity Dates By Fiscal Year, End Range	2039
Maturity Dates by Fiscal Year	2030
Unsecured Debt, Fixed	1,308,000,000		1,369,000,000
Total Unsecured Debt	1,308,000,000		1,369,000,000
Average Rate, Fixed	4.90%	[2]	4.90%	[2]
Denominated Sterling [Member]
Debt Instrument [Line Items]
Unsecured Debt, Fixed	6,301,000,000		6,402,000,000
Total Unsecured Debt	6,301,000,000		6,402,000,000
Average Rate, Fixed	5.30%	[2]	5.20%	[2]
Denominated Sterling - Fixed [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	2014
Maturity Dates By Fiscal Year, End Range	2021
Unsecured Debt, Fixed	2,335,000,000		3,085,000,000
Average Rate, Fixed	1.40%	[2]	1.50%	[2]
Denominated Sterling - Variable [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	2014
Maturity Dates By Fiscal Year, End Range	2016
Unsecured Debt, Variable	1,271,000,000		2,242,000,000
Average Rate, Variable	0.80%	[2]	1.10%	[2]
Denominated Yen - Fixed [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	2013
Denominated Yen - Variable [Member]
Debt Instrument [Line Items]
Maturity Dates By Fiscal Year, Start Range	2013
Denominated Yen [Member]
Debt Instrument [Line Items]
Total Unsecured Debt	$ 3,606,000,000		$ 5,327,000,000

[1]	A portion of other debt includes secured debt in the amount of $319 million, which is collateralized by property with an aggregate carrying amount of approximately $866 million.
[2]	The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end local currency interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 9.

Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt Maturities) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012
Short-Term Borrowings And Long-Term Debt [Abstract]
2013	$ 1,975
2014	5,168
2015	3,927
2016	4,750
2017	1,130
Thereafter	28,912
Total	$ 45,862

Short-Term Borrowings And Long-Term Debt (Information On Significant Long-Term Debt Issued) (Details) (USD $)	12 Months Ended
Jan. 31, 2012
Debt Instrument [Line Items]
Principal Amount	$ 5,000,000,000
April 15, 2014 [Member]
Debt Instrument [Line Items]
Issue Date	April 18, 2011
Maturity Date	April 15, 2014
Interest Rate	1.63%
Principal Amount	1,000,000,000
April 15, 2016 [Member]
Debt Instrument [Line Items]
Issue Date	April 18, 2011
Maturity Date	April 15, 2016
Interest Rate	2.80%
Principal Amount	1,000,000,000
April 15, 2021 [Member]
Debt Instrument [Line Items]
Issue Date	April 18, 2011
Maturity Date	April 15, 2021
Interest Rate	4.25%
Principal Amount	1,000,000,000
April 15, 2041 [Member]
Debt Instrument [Line Items]
Issue Date	April 18, 2011
Maturity Date	April 15, 2041
Interest Rate	5.63%
Principal Amount	$ 2,000,000,000

Fair Value Measurements (Carrying Value And Fair Value Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Fair Value Measurements [Abstract]
Long-term debt, including amounts due within one year, Carrying Value	$ 46,045	$ 45,347
Long-term debt, including amounts due within one year, Fair Value	$ 53,043	$ 47,012

Fair Value Measurements (Notional Amounts And Fair Values Of Interest Rate Swaps) (Details) In Millions, unless otherwise specified	Jan. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Jan. 31, 2012 Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2011 Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2011 Cross-Currency Interest Rate Swaps [Member] GBP (£)	Jan. 31, 2012 Fair Value Hedges [Member] Fixed-Rate Interest Rate Swaps [Member] USD ($)	Jan. 31, 2011 Fair Value Hedges [Member] Fixed-Rate Interest Rate Swaps [Member] USD ($)	Jan. 31, 2012 Fair Value Hedges [Member] Fixed-Rate Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2011 Fair Value Hedges [Member] Fixed-Rate Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2012 Net Investment Hedges [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Jan. 31, 2011 Net Investment Hedges [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Jan. 31, 2012 Net Investment Hedges [Member] Cross-Currency Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2011 Net Investment Hedges [Member] Cross-Currency Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2012 Cash Flow Hedges [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Jan. 31, 2011 Cash Flow Hedges [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Jan. 31, 2012 Cash Flow Hedges [Member] Cross-Currency Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2011 Cash Flow Hedges [Member] Cross-Currency Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2012 Cash Flow Hedges [Member] Floating-Rate Interest Rate Swaps [Member] USD ($)	Jan. 31, 2011 Cash Flow Hedges [Member] Floating-Rate Interest Rate Swaps [Member] USD ($)	Jan. 31, 2012 Cash Flow Hedges [Member] Floating-Rate Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jan. 31, 2011 Cash Flow Hedges [Member] Floating-Rate Interest Rate Swaps [Member] Fair Value, Inputs, Level 2 [Member] USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	$ 9,349	$ 9,779			£ 795	$ 3,945	$ 4,445			$ 1,250	$ 1,250			$ 2,884	$ 2,902			$ 1,270	$ 1,182
Fair Value			$ 480	$ 720				$ 183	$ 267			$ 316	$ 233			$ (3)	$ 238			$ (16)	$ (18)

Derivative Financial Instruments (Narrative) (Details)	Jan. 31, 2012 USD ($)	Jan. 31, 2012 JPY (¥)	Jan. 31, 2011 JPY (¥)	Jan. 31, 2012 Fair Value Instruments [Member]	Jan. 31, 2012 Net Investment Hedge [Member]	Jan. 31, 2012 Cash Flow Instruments [Member]	Jan. 31, 2012 GBP [Member] GBP (£)	Jan. 31, 2011 GBP [Member] GBP (£)	Jan. 31, 2012 Non-U.S. Denominated Debt [Member] Net Investment Hedge [Member]	Jan. 31, 2012 Non-U.S. Denominated Debt [Member] Cash Flow Instruments [Member]	Jan. 31, 2012 Netting And Collateral [Member] USD ($)	Jan. 31, 2011 Netting And Collateral [Member] USD ($)
Derivative [Line Items]
Cash collateral held from counterparties											$ 387,000,000	$ 344,000,000
Threshold of derivative liability position requiring cash collateral	150,000,000
Debt designated as United Kingdom net investment hedge							3,000,000,000	3,000,000,000
Debt designated as Japanese net investment hedge		¥ 275,000,000,000	¥ 437,000,000,000
Instrument maturity date range start				2012-04	2023-10	2013-08			2013-01	2029-09
Instrument maturity date range end				2014-05	2030-02	2015-07			2039-01	2034-03

Derivative Financial Instruments (Balance Sheet Classification Of Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Derivative [Line Items]
Other assets and deferred charges	$ 5,456	$ 4,129
Less long-term debt due within one year	1,975	4,655
Long-term debt	46,045	45,347
Deferred income taxes and other	7,862	6,682
Fair Value Instruments [Member]
Derivative [Line Items]
Prepaid expenses and other	2
Other assets and deferred charges	181	267
Asset subtotals	183	267
Less long-term debt due within one year	2
Long-term debt	181	267
Liability subtotals	183	267
Net Investment Hedge [Member]
Derivative [Line Items]
Other assets and deferred charges	316	233
Asset subtotals	316	233
Cash Flow Instruments [Member]
Derivative [Line Items]
Other assets and deferred charges	91	238
Asset subtotals	91	238
Deferred income taxes and other	110	18
Liability subtotals	$ 110	$ 18

Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Taxes [Line Items]
Accumulated undistributed earnings of non-U.S. subsidiaries		$ 19,700,000,000	$ 17,000,000,000
International operating loss and capital loss carryforwards		5,300,000,000
Operating Loss And Capital Loss Carryforwards Expiring By Twenty Twelve		3,400,000,000
Net operating loss and capital loss carryforwards expiration dates		2022
Foreign tax credit carryforwards expiring by 2022		1,200,000,000
Foreign tax credit carryforwards expiration dates		2022
Valuation on deferred tax assets		2,500,000,000
Net change in valuation allowance		371,000,000
Unrecognized tax benefits related to continuing operations		611,000,000	795,000,000
Unrecognized tax benefits that would impact effective tax rate		520,000,000	687,000,000
Interest related to uncertain tax positions		(19,000,000)	45,000,000	88,000,000
Accrued interest expense related to uncertain tax benefits		166,000,000	205,000,000
Unrecognized tax benefits income tax penalties accrued		0	2,000,000
Reduction of unrecognized tax benefits related to tax audit resolutions minimum	15,000,000
Reduction of unrecognized tax benefits related to tax audit resolutions maximum	43,000,000
Unrecognized tax benefit related to worthless stock deduction from disposition of German operations				1,700,000,000
Tax benefits recognized during period		7,944,000,000	7,579,000,000	7,156,000,000
Discontinued Operations [Member]
Taxes [Line Items]
Tax benefits recognized during period		1,000,000,000
Tax expense		$ 67,000,000

Taxes (Components Of Income From Continuing Operations Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Taxes [Line Items]
Income from continuing operations before income taxes	$ 24,398	$ 23,538	$ 22,118
US Domestic [Member]
Taxes [Line Items]
Income from continuing operations before income taxes	18,685	18,398	17,705
Walmart International [Member]
Taxes [Line Items]
Income from continuing operations before income taxes	$ 5,713	$ 5,140	$ 4,413

Taxes (Summary Of Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Current:
U.S. federal	$ 4,596	$ 4,600	$ 5,798
U.S. state and local	743	637	599
International	1,403	1,466	1,246
Total current tax provision	6,742	6,703	7,643
Deferred:
U.S. federal	1,444	818	(432)
U.S. state and local	57	39	78
International	(299)	19	(133)
Total deferred tax provision	1,202	876	(487)
Total provision for income taxes	$ 7,944	$ 7,579	$ 7,156

Taxes (Reconciliation Of Income Tax Rate And Federal Statutory Rate On Pretax Income) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes [Abstract]
U.S. statutory tax rate	35.00%	35.00%	35.00%
U.S. state income taxes, net of federal income tax benefit	2.00%	1.90%	2.00%
Income taxes outside the U.S.	(2.80%)	(2.20%)	(1.60%)
Net impact of repatriated international earnings	(0.30%)	(1.50%)	(3.40%)
Other, net	(1.30%)	(1.00%)	0.40%
Effective income tax rate	32.60%	32.20%	32.40%

Taxes (Significant Components Of Deferred Tax Account Balances) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Deferred tax assets:
Loss and tax credit carryforwards	$ 2,996	$ 2,968
Accrued liabilities	2,949	3,532
Share-based compensation	376	332
Other	1,029	708
Total deferred tax assets	7,350	7,540
Valuation allowance	(2,528)	(2,899)
Deferred tax assets, net of valuation allowance	4,822	4,641
Deferred tax liabilities:
Property and equipment	5,891	4,848
Inventories	1,627	1,014
Other	409	474
Total deferred tax liabilities	7,927	6,336
Net deferred tax liabilities	$ 3,105	$ 1,695

Taxes (Deferred Taxes Classification In Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Assets:
Prepaid expenses and other	$ 815	$ 1,636
Other assets and deferred charges	738	327
Asset subtotals	1,553	1,963
Liabilities:
Accrued liabilities	41	17
Deferred income taxes and other	4,617	3,641
Liability subtotals	4,658	3,658
Net deferred tax liabilities	$ 3,105	$ 1,695

Taxes (Reconciliation Of Unrecognized Tax Benefits From Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Taxes [Abstract]
Unrecognized tax benefit, beginning of year	$ 795	$ 1,019	$ 1,017
Increases related to prior year tax positions	87	101	129
Decreases related to prior year tax positions	(162)	(61)	(33)
Increases related to current year tax positions	56	199	246
Settlements during the period	(161)	(453)	(340)
Lapse in statutes of limitations	(4)	(10)
Unrecognized tax benefit, end of year	$ 611	$ 795	$ 1,019

Legal Proceedings (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Nov. 14, 2007	Oct. 13, 2006
Loss Contingencies [Line Items]
Terms of litigation settlement	By operation of law, post-judgment interest accrues on the judgment amount at the rate of six percent per annum from the date of entry of the judgment, which was November 14, 2007, until the judgment is paid, unless the judgment is set aside on appeal.
Braun/Hummel Lawsuit [Member]
Loss Contingencies [Line Items]
Jury award		$ 78
Litigation settlement, gross	$ 188

Commitments (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Commitments [Line Items]
Rentals under operating leases and other short-term rental arrangements		$ 2,400,000,000	$ 2,000,000,000	$ 1,800,000,000
Aggregate termination payment liability related to debt financing		122,000,000
Potential future lease commitments for land and buildings, number of future locations		425
Increase in payments under operating leases related to potential future lease commitments	$ 92,000,000
Minimum [Member]
Commitments [Line Items]
Commitment on leases, years		4Y
Maximum [Member]
Commitments [Line Items]
Commitment on leases, years		50Y

Commitments (Aggregate Minimum Annual Rentals Under Non-Cancelable Leases) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012
Commitments [Abstract]
Operating Leases, 2013	$ 1,644
Operating Leases, 2014	1,590
Operating Leases, 2015	1,525
Operating Leases, 2016	1,428
Operating Leases, 2017	1,312
Operating leases, thereafter	8,916
Operating Leases Total minimum rentals	16,415
Capital Leases, 2013	608
Capital Leases, 2014	580
Capital Leases, 2015	532
Capital Leases, 2016	497
Capital Leases, 2017	457
Capital Leases, Thereafter	3,261
Capital Leases Total minimum rentals	5,935
Less estimated executory costs	50
Net minimum lease payments	5,885
Less imputed interest	2,550
Present value of minimum lease payments	$ 3,335

Retirement-Related Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employee contribution to profit sharing and 401 (k) plans, maximum	50.00%
Minimum age limit of participant to defer additional earnings in catch-up contributions, years	50Y
United States And Puerto Rico Profit Sharing And 401(k) Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of participant contribution to be matched towards safe harbor 401(k) plans	100.00%
Maximum contribution rate of annual eligible earnings to be matched under 401(k) plans	6.00%
Vesting percentage of matching contribution for eligible associates	100.00%
Contribution to defined benefit pension plan	$ 752	$ 1,100	$ 1,100
International Retirement Savings And Profit Sharing Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to defined benefit pension plan	284	221	218
Curtailment charge for amendment to ASDA defined benefit plan	70
Related curtailment gain resulting from the charge	90
Deferred Income Taxes And Other [Member] | Defined Benefit Plan United Kingdom [Member]
Defined Benefit Plan Disclosure [Line Items]
Underfunding of defined benefit pension plans	339	494
Deferred Income Taxes And Other [Member] | Defined Benefit Plan Japan [Member]
Defined Benefit Plan Disclosure [Line Items]
Underfunding of defined benefit pension plans	$ 325	$ 309

Acquisitions, Investments And Disposals (Netto, Massmart Narrative) (Details)	Jan. 31, 2012	Jun. 30, 2011 Massmart Holdings Ltd [Member] USD ($)	Jun. 30, 2011 Massmart Holdings Ltd [Member] ZAR	Apr. 30, 2011 Netto Food Stores Limited [Member] USD ($) stores	Apr. 30, 2011 Netto Food Stores Limited [Member] GBP (£)	Jun. 30, 2011 Stores In South Africa [Member] Massmart Holdings Ltd [Member] stores	Jun. 30, 2011 Stores In Sub Saharan African Countries [Member] Massmart Holdings Ltd [Member] countries
Business Acquisition [Line Items]
Ownership percentage	50.00%	51.00%	51.00%
Purchase price		$ 2,500,000,000	16,900,000,000	$ 1,200,000,000	£ 750,000,000
No. of Stores Acquired				147	147	290
Number of countries where store operated							13
Assets acquired		6,400,000,000		1,300,000,000
Goodwill		3,500,000,000		748,000,000
Liabilities assumed		1,900,000,000		103,000,000
Non-controlling interest		$ 2,000,000,000

Acquisitions, Investments And Disposals (Bounteous Company Narrative) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012	Feb. 28, 2007 Bounteous Company Limited [Member]	Feb. 28, 2007 Initial Interest [Member] Bounteous Company Limited [Member]	Feb. 28, 2007 Additional Consideration [Member] Bounteous Company Limited [Member]
Business Acquisition [Line Items]
Ownership percentage	50.00%	35.00%
Additional percentage of voting interests acquired through share-repurchase program		30.00%
Cost of acquisition			$ 264	$ 376

Acquisitions, Investments And Disposals (Disposals Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended		12 Months Ended
	Jan. 31, 2011	Jan. 31, 2012	Jan. 31, 2010	Jan. 31, 2011 Seiyu Ltd. [Member]	Jan. 31, 2010 Seiyu Ltd. [Member]	Jan. 31, 2009 Seiyu Ltd. [Member] stores
Business Acquisition [Line Items]
Unrecognized tax benefit related to worthless stock deduction from disposition of German operations			$ 1,700,000,000
Tax benefit recorded in discontinued operations	1,000,000,000
Number of stores to be divested by parent						23
Operating results, including restructuring and impairment, of discontinued operations				7,000,000	79,000,000
Discontinued operation of tax and interest expense		$ 67,000,000

Acquisitions, Investments And Disposals (Net Income Or Losses Related To Discontinued Operations, Including Gain And (Losses) Upon Disposition) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Business Acquisition [Line Items]
Net income or losses related to discontinued operations, including gain and (losses) upon disposition	$ (67)	$ 1,034	$ (79)
Germany [Member]
Business Acquisition [Line Items]
Net income or losses related to discontinued operations, including gain and (losses) upon disposition	(67)	1,041
Seiyu Ltd. [Member]
Business Acquisition [Line Items]
Net income or losses related to discontinued operations, including gain and (losses) upon disposition		$ (7)	$ (79)

Segments (Narrative) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Segments [Line Items]
Net sales and other income	$ 320	$ 312	$ 310
Walmart U.S. [Member]
Segments [Line Items]
Long-lived assets, net, excluding goodwill and other assets and deferred charges	$ 75.9	$ 73.6	$ 70.7

Segments (Reconciliation To Consolidated Income From Continuing Operations Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Segments [Line Items]
Net sales	$ 122,285	$ 109,516	$ 108,638	$ 103,415	$ 115,600	$ 101,239	$ 103,016	$ 99,097	$ 443,854	$ 418,952	$ 405,132
Operating income (loss)									26,558	25,542	24,002
Interest expense, net									(2,160)	(2,004)	(1,884)
Income from continuing operations before income taxes									24,398	23,538	22,118
Total assets from continuing operations	193,317				180,532				193,317	180,532	170,267
Depreciation and amortization									8,130	7,641	7,157
Capital expenditures									13,510	12,699	12,184
Walmart U.S. [Member]
Segments [Line Items]
Net sales									264,186	260,261	259,919
Operating income (loss)									20,367	19,919	19,314
Total assets from continuing operations	93,050				89,725				93,050	89,725	84,238
Depreciation and amortization									4,794	4,619	4,352
Capital expenditures									6,571	7,328	6,618
Walmart International [Member]
Segments [Line Items]
Net sales									125,873	109,232	97,407
Operating income (loss)									6,214	5,606	4,901
Total assets from continuing operations	81,364				72,021				81,364	72,021	66,515
Depreciation and amortization									2,470	2,184	1,979
Capital expenditures									5,275	3,994	3,832
Sam's Club [Member]
Segments [Line Items]
Net sales									53,795	49,459	47,806
Operating income (loss)									1,865	1,711	1,515
Total assets from continuing operations	12,823				12,531				12,823	12,531	12,050
Depreciation and amortization									611	594	558
Capital expenditures									842	711	793
Other Unallocated [Member]
Segments [Line Items]
Operating income (loss)									(1,888)	(1,694)	(1,728)
Total assets from continuing operations	6,080				6,255				6,080	6,255	7,464
Depreciation and amortization									255	244	268
Capital expenditures									$ 822	$ 666	$ 941

Subsequent Event (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Mar. 01, 2012	Jan. 31, 2011
Subsequent Event [Abstract]
Annual dividend per share	$ 1.46	$ 1.59	$ 1.21
Increase in dividend		9.00%
Fiscal 2013 dividend installment, quarterly, per share	$ 0.3975

Subsequent Event (Annual Dividend Record Date And Payable Date) (Details)	12 Months Ended
Jan. 31, 2012
Quarter 1 Fiscal Year End 2013 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Of Record, Month, Day And Year	Mar 12, 2012
Dividends Payable, Date To Be Paid, Month, Day And Year	Apr 4, 2012
Quarter 2 Fiscal Year End 2013 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Of Record, Month, Day And Year	May 11, 2012
Dividends Payable, Date To Be Paid, Month, Day And Year	Jun 4, 2012
Quarter 3 Fiscal Year End 2013 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Of Record, Month, Day And Year	Aug 10, 2012
Dividends Payable, Date To Be Paid, Month, Day And Year	Sep 4, 2012
Quarter 4 Fiscal Year End 2013 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Of Record, Month, Day And Year	Dec 7, 2012
Dividends Payable, Date To Be Paid, Month, Day And Year	Jan 2, 2013

Quarterly Financial Data (Unaudited) (Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010
Quarterly Financial Data (Unaudited) [Abstract]
Net sales	$ 122,285	$ 109,516	$ 108,638	$ 103,415	$ 115,600	$ 101,239	$ 103,016	$ 99,097	$ 443,854		$ 418,952		$ 405,132
Cost of sales	92,589	82,591	81,770	78,177	87,071	75,819	77,438	74,618	335,127		314,946		304,106
Income from continuing operations	5,438	3,501	3,937	3,578	5,178	3,590	3,747	3,444	16,454		15,959		14,962
Consolidated net income	5,407	3,493	3,937	3,550	6,212	3,590	3,747	3,444	16,387	[1]	16,993	[1]	14,883	[1]
Consolidated net income attributable to Walmart	$ 5,163	$ 3,336	$ 3,801	$ 3,399	$ 6,056	$ 3,436	$ 3,596	$ 3,301	$ 15,699		$ 16,389		$ 14,370
Basic net income per common share attributable to Walmart	$ 1.51	$ 0.97	$ 1.09	$ 0.97	$ 1.71	$ 0.95	$ 0.97	$ 0.88	$ 4.54		$ 4.48		$ 3.72
Diluted net income per common share attributable to Walmart	$ 1.5	$ 0.96	$ 1.09	$ 0.97	$ 1.7	$ 0.95	$ 0.97	$ 0.87	$ 4.52		$ 4.47		$ 3.71

[1]	Includes $61 million, $20 million and $14 million in fiscal 2012, 2011 and 2010, respectively, related to the redeemable noncontrolling interest.